UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets Corporate Debt Fund
Voya Emerging Markets Hard Currency Debt Fund
Voya Emerging Markets Local Currency Debt Fund
Voya Investment Grade Credit Fund
Voya Securitized Credit Fund

The schedules are not audited.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 89.1%
		Argentina: 2.8%
500,000	(1)	Arcor SAIC, 6.000%, 07/06/2023	$501,000	0.5
1,000,000	(1),(2)	Banco Macro SA, 6.750%, 11/04/2026	940,000	0.9
500,000	(1)	YPF SA, 8.500%, 03/23/2021	509,500	0.5
500,000		YPF SA, 8.750%, 04/04/2024	493,800	0.5
500,000	(1)	YPF SA, 8.750%, 04/04/2024	493,800	0.4
			2,938,100	2.8

		Brazil: 8.8%
750,000	(1),(3)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	691,687	0.7
600,000	(1)	Banco do Brasil SA/Cayman, 4.875%, 04/19/2023	575,100	0.6
525,000	(2)	Banco do Brasil SA/Cayman, 9.250%, 12/31/2199	520,406	0.5
1,000,000	(1)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	955,140	0.9
550,000		Braskem Finance Ltd., 6.450%, 02/03/2024	581,350	0.6
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	249,375	0.2
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	737,687	0.7
700,000	(1)	Klabin Finance SA, 4.875%, 09/19/2027	632,100	0.6
300,000	(1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	263,025	0.3
500,000	(1),(3)	Minerva Luxembourg SA, 6.500%, 09/20/2026	460,000	0.4
1,000,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	880,630	0.8
750,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	750,938	0.7
700,000	(1)	Rede D'or Finance Sarl, 4.950%, 01/17/2028	625,188	0.6
1,000,000	(1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	967,500	0.9
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/2047	310,125	0.3
			9,200,251	8.8

		Chile: 6.4%
675,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	628,594	0.6
675,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	659,313	0.6
1,350,000	(1),(3)	Cencosud SA, 5.150%, 02/12/2025	1,338,796	1.3
675,000	(1)	Colbun SA, 3.950%, 10/11/2027	631,041	0.6
500,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	449,500	0.4
600,000	(1),(3)	Inversiones CMPC SA/Cayman Islands Branch, 4.500%, 04/25/2022	606,596	0.6
500,000		Inversiones CMPC SA, 4.750%, 09/15/2024	501,958	0.5
1,000,000	(1)	SACI Falabella, 3.750%, 10/30/2027	926,500	0.9
450,000		Telefonica Chile SA, 3.875%, 10/12/2022	446,213	0.4
500,000	(1)	Telefonica Chile SA, 3.875%, 10/12/2022	495,792	0.5
			6,684,303	6.4

		China: 4.6%
1,500,000	(3)	Bank of China Ltd., 5.000%, 11/13/2024	1,535,164	1.5
1,500,000	(2)	China Construction Bank Corp., 3.875%, 05/13/2025	1,490,748	1.4
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/2020	312,550	0.3
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	627,506	0.6
950,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	899,432	0.8
			4,865,400	4.6

		Colombia: 3.7%
1,000,000		Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	990,000	0.9
1,000,000		Ecopetrol SA, 5.375%, 06/26/2026	1,028,500	1.0
250,000		Ecopetrol SA, 5.875%, 05/28/2045	238,050	0.2
1,025,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/2028	946,588	0.9
700,000		Millicom International Cellular SA, 6.000%, 03/15/2025	707,000	0.7
			3,910,138	3.7

		France: 0.8%
900,000		Altice Financing SA, 7.500%, 05/15/2026	872,730	0.8

		Ghana: 0.4%
400,000		Tullow Oil PLC, 6.250%, 04/15/2022	388,500	0.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Hong Kong: 1.0%
1,000,000		CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	$994,364	1.0

		India: 5.5%
1,000,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	993,965	1.0
500,000	(1),(3)	Bharti Airtel Ltd., 4.375%, 06/10/2025	461,594	0.4
1,000,000	(3)	ICICI Bank Ltd./Dubai, 3.250%, 09/09/2022	956,250	0.9
2,000,000	(1)	Reliance Industries Ltd, 3.667%, 11/30/2027	1,844,178	1.8
1,000,000	(1)	Vedanta Resources PLC, 6.375%, 07/30/2022	955,000	0.9
600,000	(3)	Vedanta Resources PLC, 7.125%, 05/31/2023	567,000	0.5
			5,777,987	5.5

		Indonesia: 2.0%
1,200,000		Pertamina Persero PT, 4.300%, 05/20/2023	1,187,272	1.1
1,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	925,319	0.9
			2,112,591	2.0

		Israel: 3.1%
1,000,000		Israel Electric Corp. Ltd., 4.250%, 08/14/2028	964,618	0.9
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	554,768	0.5
850,000	(1)	Israel Electric Corp. Ltd., 6.875%, 06/21/2023	943,106	0.9
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	432,217	0.4
500,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	402,423	0.4
			3,297,132	3.1

		Jamaica: 1.8%
1,250,000		Digicel Ltd., 6.000%, 04/15/2021	1,132,813	1.1
350,000	(1)	Digicel Ltd., 6.000%, 04/15/2021	317,187	0.3
500,000	(1)	Digicel Ltd., 6.750%, 03/01/2023	417,500	0.4
			1,867,500	1.8

		Kazakhstan: 1.9%
275,000	(1)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	275,756	0.3
1,725,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,688,451	1.6
			1,964,207	1.9

		Kuwait: 0.9%
1,000,000		Equate Petrochemical BV, 4.250%, 11/03/2026	968,750	0.9

		Malaysia: 0.9%
1,000,000		Petronas Capital Ltd., 3.500%, 03/18/2025	968,211	0.9

		Mexico: 5.9%
800,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.625%, 12/31/2199	793,000	0.8
500,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	534,130	0.5
250,000	(3)	Cemex Finance LLC, 6.000%, 04/01/2024	254,062	0.2
250,000		Cemex SAB de CV, 5.700%, 01/11/2025	247,750	0.2
600,000	(1)	Cemex SAB de CV, 5.700%, 01/11/2025	594,600	0.6
500,000	(1),(3)	Cemex SAB de CV, 7.750%, 04/16/2026	542,950	0.5
500,000	(1),(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	496,250	0.5
680,000	(1)	Mexichem SAB de CV, 4.000%, 10/04/2027	623,900	0.6
1,000,000		Mexico City Airport Trust, 4.250%, 10/31/2026	946,250	0.9
500,000		Petroleos Mexicanos, 6.500%, 03/13/2027	512,125	0.5
625,000	(1),(3)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	600,000	0.6
			6,145,017	5.9

		Morocco: 1.9%
500,000	(1)	OCP SA, 4.500%, 10/22/2025	477,289	0.5
750,000		OCP SA, 5.625%, 04/25/2024	768,934	0.7
700,000		OCP SA, 6.875%, 04/25/2044	737,845	0.7
			1,984,068	1.9

		Panama: 1.0%
1,050,000	(1)	Multibank, Inc., 4.375%, 11/09/2022	1,029,000	1.0

		Peru: 4.7%
750,000	(2)	Banco de Credito del Peru/Panama, 6.125%, 04/24/2027	791,287	0.8
500,000	(2)	Banco de Credito del Peru/Panama, 6.875%, 09/16/2026	535,000	0.5
1,300,000	(1)	Cementos Pacasmayo SAA, 4.500%, 02/08/2023	1,277,250	1.2
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	456,250	0.4
300,000		Inretail Pharma SA, 5.375%, 05/02/2023	305,325	0.3

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru: (continued)
700,000	(1)	Inretail Pharma SA, 5.375%, 05/02/2023	$712,425	0.7
50,000		Southern Copper Corp., 5.250%, 11/08/2042	49,621	0.1
600,000		Southern Copper Corp., 5.875%, 04/23/2045	640,232	0.6
125,000		Southern Copper Corp., 6.750%, 04/16/2040	143,990	0.1
			4,911,380	4.7

		Philippines: 1.1%
1,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	1,182,525	1.1

		Russia: 10.2%
800,000		Evraz Group SA, 8.250%, 01/28/2021	854,160	0.8
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/2022	1,224,063	1.2
1,100,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	1,148,105	1.1
1,900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/2022	2,018,816	1.9
750,000	(1)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	700,989	0.7
500,000		Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/2023	486,411	0.5
500,000		Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	497,640	0.5
1,000,000	(2)	Sberbank of Russia Via SB Capital SA, 5.500%, 02/26/2024	1,004,335	0.9
500,000		VEON Holdings BV, 4.950%, 06/16/2024	474,000	0.4
1,300,000	(1)	VEON Holdings BV, 4.950%, 06/16/2024	1,232,400	1.2
1,000,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	1,025,775	1.0
			10,666,694	10.2

		Singapore: 1.8%
1,000,000	(1),(2)	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/2024	1,004,003	0.9
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	900,464	0.9
			1,904,467	1.8

		South Africa: 2.6%
1,000,000	(3)	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,017,500	1.0
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	399,600	0.4
550,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/2020	549,901	0.5
750,000	(1)	Growthpoint Properties International Pty Ltd., 5.872%, 05/02/2023	763,036	0.7
			2,730,037	2.6

		South Korea: 1.8%
1,925,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	1,924,480	1.8

		Thailand: 1.2%
1,000,000	(1),(2)	PTTEP Treasury Center Co. Ltd., 4.600%, 12/31/2199	944,954	0.9
313,000	(1),(2)	PTTEP Treasury Center Co. Ltd., 4.875%, 12/31/2199	313,967	0.3
			1,258,921	1.2

		Turkey: 6.8%
500,000	(1)	QNB Finansbank AS/Turkey, 4.875%, 05/19/2022	468,768	0.4
1,000,000	(1)	Tupras Turkiye Petrol Rafinerileri AS, 4.500%, 10/18/2024	893,047	0.8
250,000		Turkiye Is Bankasi AS, 5.000%, 06/25/2021	232,949	0.2
750,000		Turkiye Garanti Bankasi AS, 5.250%, 09/13/2022	708,349	0.7
750,000		Turkiye Garanti Bankasi AS, 5.875%, 03/16/2023	713,812	0.7
625,000		Turkiye Is Bankasi AS, 5.375%, 10/06/2021	582,811	0.6
700,000		Turkiye Is Bankasi AS, 5.500%, 04/21/2022	646,535	0.6
1,000,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/2021	927,768	0.9
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/2023	447,666	0.4
1,000,000		Yapi ve Kredi Bankasi AS, 5.250%, 12/03/2018	998,675	1.0
600,000	(1)	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/2022	554,847	0.5
			7,175,227	6.8

		United Arab Emirates: 4.0%
1,000,000	(1)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	988,660	0.9
1,000,000		Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	1,064,905	1.0
700,000		DP World Ltd., 6.850%, 07/02/2037	800,646	0.8

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United Arab Emirates: (continued)
850,000	(2)	First Abu Dhabi Bank PJSC, 5.250%, 12/31/2199	$848,895	0.8
500,000	(3)	MAF Global Securities Ltd., 4.750%, 05/07/2024	503,750	0.5
			4,206,856	4.0

		United Kingdom: 0.8%
700,000		Liquid Telecommunications Financing Plc, 8.500%, 07/13/2022	699,824	0.6
200,000		Tullow Oil PLC, 7.000%, 03/01/2025	189,500	0.2
			889,324	0.8

		Zambia: 0.7%
750,000	(1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	751,875	0.7

	Total Corporate Bonds/Notes (Cost $95,856,790)		93,570,035	89.1

FOREIGN GOVERNMENT BONDS: 2.2%
		Indonesia: 0.5%
500,000		Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026	498,125	0.5

		Nigeria: 0.4%
400,000		Nigeria Government International Bond, 6.500%, 11/28/2027	373,145	0.4

		Saudi Arabia: 1.3%
1,400,000	(1)	Saudi Government International Bond, 4.000%, 04/17/2025	1,395,142	1.3

	Total Foreign Government Bonds (Cost $2,313,299)		2,266,412	2.2

	Total Long-Term Investments (Cost $98,170,089)		95,836,447	91.3

SHORT-TERM INVESTMENTS: 13.2%
		Commercial Paper: 7.4%
500,000		Berkshire Hathaway Energy Co., 3.380%, 07/02/2018	499,907	0.5
500,000		Berkshire Hathaway Energy Co., 2.560%, 07/09/2018	499,685	0.5
1,000,000		Celgene Corp, 3.390%, 07/02/2018	999,814	0.9
1,000,000		Consolidated Edison, 2.580%, 07/06/2018	999,576	0.9
1,000,000		Du Pont, 3.380%, 07/02/2018	999,815	1.0
1,000,000		General Mills Inc., 2.550%, 07/09/2018	999,371	0.9
543,000		Harley Davidson, 2.550%, 07/09/2018	542,658	0.5
1,000,000		HP Inc, 2.920%, 07/02/2018	999,840	1.0
383,000		Kellogg Co Dis, 3.020%, 07/03/2018	382,905	0.4
842,000		Tyson Food Inc, 2.520%, 07/11/2018	841,360	0.8
			7,764,931	7.4

		Securities Lending Collateral(4): 5.8%
1,445,589		Citigroup, Inc., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,445,841, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.750%, Market Value plus accrued interest $1,474,501, due 07/05/18-08/20/67)	1,445,589	1.4
1,445,589		Deutsche Bank AG, Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,445,841, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,474,501, due 07/27/18-09/06/44)	1,445,589	1.4
1,445,589		Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,445,840, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,474,501, due 11/01/36-06/01/48)	1,445,589	1.4
77,767		Jefferies LLC, Repurchase Agreement dated 06/29/18, 2.00%, due 07/02/18 (Repurchase Amount $77,780, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $79,322, due 07/05/18-09/09/49)	77,767	0.0

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
225,630	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/18, 2.10%, due 07/02/18 (Repurchase Amount $225,669, collateralized by various U.S. Government Securities, 0.125%-1.625%, Market Value plus accrued interest $230,143, due 08/31/22-07/15/24)	$225,630	0.2
1,445,589	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $1,445,837, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $1,474,515, due 05/15/20-05/15/46)	1,445,589	1.4
		6,085,753	5.8

	Total Short-Term Investments (Cost $13,851,695)	13,850,684	13.2

	Total Investments in Securities (Cost $112,021,784)	$109,687,131	104.5
	Liabilities in Excess of Other Assets	(4,734,254)	(4.5)
	Net Assets	$104,952,877	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financial	28.0%
Energy	18.1
Basic Materials	15.2
Communications	9.5
Consumer, Non-cyclical	6.8
Utilities	6.1
Industrial	4.5
Foreign Government Bonds	2.2
Consumer, Cyclical	0.9
Short-Term Investments	13.2
Liabilities in Excess of Other Assets	(4.5)
Net Assets	100.0%

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$93,570,035	$–	$93,570,035
Foreign Government Bonds	–	2,266,412	–	2,266,412
Short-Term Investments	–	13,850,684	–	13,850,684
Total Investments, at fair value	$–	$109,687,131	$–	$109,687,131
Other Financial Instruments+
Futures	62,320	–	–	62,320
Total Assets	$62,320	$109,687,131	$–	$109,749,451
Liabilities Table
Other Financial Instruments+
Futures	$(17,492)	$–	$–	$(17,492)
Total Liabilities	$(17,492)	$–	$–	$(17,492)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	32	09/28/18	$6,778,500	$(2,559)
U.S. Treasury 5-Year Note	79	09/28/18	8,975,758	13,427
U.S. Treasury Ultra Long Bond	16	09/19/18	2,553,000	(2,000)
			$18,307,258	$8,868
Short Contracts:
U.S. Treasury 10-Year Note	(21)	09/19/18	(2,523,938)	(12,933)
U.S. Treasury Long Bond	(12)	09/19/18	(1,740,000)	4,945
U.S. Treasury Ultra 10-Year Note	(72)	09/19/18	(9,232,875)	43,948
			$(13,496,813)	$35,960

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$62,320
Total Asset Derivatives		$62,320

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$17,492
Total Liability Derivatives		$17,492

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $112,044,728.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$824,006
Gross Unrealized Depreciation	(3,136,775)

Net Unrealized Depreciation	$(2,312,769)

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.8%
		Brazil: 3.6%
1,000,000	(1),(2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	$922,250	0.5
1,000,000	(2)	Banco do Brasil SA/Cayman, 4.875%, 04/19/2023	958,500	0.6
750,000	(2)	Banco Nacional de Desenvolvimento Economico e Social, 4.750%, 05/09/2024	705,727	0.4
500,000	(2)	Klabin Finance SA, 4.875%, 09/19/2027	451,500	0.3
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,100,788	0.6
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	1,001,250	0.6
1,000,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,084,500	0.6
			6,224,515	3.6

		Chile: 4.1%
1,500,000	(2)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,432,567	0.8
1,250,000	(2)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	1,219,138	0.7
2,000,000	(2)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,884,913	1.1
750,000	(2)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	674,250	0.4
500,000		Enel Americas SA, 4.000%, 10/25/2026	477,550	0.3
1,500,000	(2)	SACI Falabella, 3.750%, 10/30/2027	1,389,750	0.8
			7,078,168	4.1

		China: 0.7%
1,300,000	(2)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,230,802	0.7

		Croatia: 0.6%
975,000	(2)	Hrvatska Elektroprivreda, 5.875%, 10/23/2022	1,020,474	0.6

		Georgia: 0.6%
1,000,000	(2)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,009,835	0.6

		Indonesia: 2.6%
750,000		Pertamina Persero PT, 4.300%, 05/20/2023	742,045	0.4
1,250,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,189,107	0.7
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	693,989	0.4
2,000,000	(2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,850,638	1.1
			4,475,779	2.6

		Israel: 0.2%
400,000		Israel Electric Corp. Ltd., 4.250%, 08/14/2028	385,847	0.2

		Kazakhstan: 1.1%
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	478,750	0.2
1,500,000	(2)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	1,518,562	0.9
			1,997,312	1.1

		Mexico: 6.9%
1,000,000	(2),(3)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 3.800%, 08/11/2026	964,500	0.6
2,000,000	(2)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	1,952,500	1.1
500,000	(2)	Cemex SAB de CV, 7.750%, 04/16/2026	542,950	0.3
1,000,000	(2)	Mexico City Airport Trust, 4.250%, 10/31/2026	946,250	0.6
500,000	(2)	Mexico City Airport Trust, 5.500%, 10/31/2046	442,350	0.3
1,000,000	(2)	Mexico City Airport Trust, 5.500%, 07/31/2047	896,000	0.5
1,500,000		Petroleos Mexicanos, 4.500%, 01/23/2026	1,411,050	0.8
471,000		Petroleos Mexicanos, 4.875%, 01/18/2024	466,135	0.3
500,000		Petroleos Mexicanos, 5.500%, 06/27/2044	423,000	0.2
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	1,024,250	0.6
750,000		Petroleos Mexicanos, 6.750%, 09/21/2047	714,750	0.4
2,000,000		Petroleos Mexicanos, 6.875%, 08/04/2026	2,107,000	1.2
			11,890,735	6.9

		Panama: 0.6%
1,000,000	(2)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	1,046,250	0.6

		Peru: 1.4%
500,000	(2)	Kallpa Generacion SA, 4.125%, 08/16/2027	456,250	0.3

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru: (continued)
1,000,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	$966,510	0.5
1,000,000	(2)	Petroleos del Peru SA, 5.625%, 06/19/2047	973,500	0.6
			2,396,260	1.4

		Russia: 2.5%
750,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	782,799	0.5
1,700,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	1,643,178	0.9
300,000	(2)	Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	289,972	0.2
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	1,546,725	0.9
			4,262,674	2.5

		South Africa: 0.3%
500,000	(2)	Transnet SOC Ltd., 4.000%, 07/26/2022	474,848	0.3

		Trinidad And Tobago: 0.1%
250,000		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/2022	244,293	0.1

		Turkey: 0.1%
250,000	(2)	Turkiye Is Bankasi AS, 6.125%, 04/25/2024	228,106	0.1

		Venezuela: 0.4%
1,000,000	(4)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	242,500	0.2
1,750,000	(4)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	415,625	0.2
			658,125	0.4

	Total Corporate Bonds/Notes (Cost $47,277,932)		44,624,023	25.8

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Bonds: 0.0%
70,000		3.500%, 02/15/2039	76,184	0.0

		U.S. Treasury Notes: 0.0%
18,000		1.750%, 01/31/2023	17,247	0.0

	Total U.S. Treasury Obligations (Cost $93,107)		93,431	0.0

FOREIGN GOVERNMENT BONDS: 63.6%
		Angola: 0.3%
500,000	(2)	Angolan Government International Bond, 9.500%, 11/12/2025	547,012	0.3

		Argentina: 4.8%
2,000,000		Argentine Republic Government International Bond, 6.625%, 07/06/2028	1,692,500	1.0
2,750,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	2,430,312	1.4
1,500,000		Argentine Republic Government International Bond, 7.125%, 07/06/2036	1,208,625	0.7
700,000		Argentine Republic Government International Bond, 7.125%, 06/28/2117	535,675	0.3
2,000,000		Argentine Republic Government International Bond, 7.500%, 04/22/2026	1,852,500	1.0
701,019	(4)	Argentine Republic Government International Bond, 8.280%, 12/31/2033	658,958	0.4
			8,378,570	4.8

		Armenia: 0.5%
751,000	(2)	Republic of Armenia International Bond, 6.000%, 09/30/2020	770,113	0.5

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan, 4.750%, 03/18/2024	496,823	0.3

		Belarus: 0.4%
700,000		Republic of Belarus, 6.200%, 02/28/2030	663,852	0.4

		Brazil: 1.3%
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/2023	2,278,750	1.3

		Chile: 0.8%
1,500,000		Chile Government International Bond, 3.860%, 06/21/2047	1,425,000	0.8

		Colombia: 2.6%
400,000		Colombia Government International Bond, 2.625%, 03/15/2023	380,350	0.2
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	1,725,937	1.0
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	561,250	0.3
1,500,000		Colombia Government International Bond, 8.125%, 05/21/2024	1,805,625	1.1
			4,473,162	2.6

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Costa Rica: 0.9%
1,100,000	(2)	Costa Rica Government International Bond, 4.250%, 01/26/2023	$1,046,452	0.6
600,000	(2)	Costa Rica Government International Bond, 5.625%, 04/30/2043	509,637	0.3
			1,556,089	0.9

		Croatia: 1.5%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,132,694	1.2
500,000	(2)	Croatia Government International Bond, 5.500%, 04/04/2023	526,591	0.3
			2,659,285	1.5

		Dominican Republic: 2.7%
1,500,000	(2)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,493,610	0.9
750,000		Dominican Republic International Bond, 5.875%, 04/18/2024	770,790	0.4
750,000	(2)	Dominican Republic International Bond, 6.600%, 01/28/2024	790,373	0.5
1,500,000	(2)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,595,115	0.9
			4,649,888	2.7

		Ecuador: 2.1%
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/2022	1,030,450	0.6
2,000,000		Republic of Ecuador, 7.875%, 01/23/2028	1,682,900	1.0
1,000,000		Republic of Ecuador, 8.875%, 10/23/2027	887,450	0.5
			3,600,800	2.1

		Egypt: 1.9%
750,000	(2)	Egypt Government International Bond, 5.875%, 06/11/2025	699,446	0.4
1,000,000		Egypt Government International Bond, 6.125%, 01/31/2022	985,946	0.6
1,000,000		Egypt Government International Bond, 7.500%, 01/31/2027	985,456	0.5
700,000		Egypt Government International Bond, 8.500%, 01/31/2047	680,389	0.4
			3,351,237	1.9

		El Salvador: 0.5%
1,000,000	(2)	El Salvador Government International Bond, 6.375%, 01/18/2027	936,250	0.5

		Gabon: 0.3%
500,000	(2)	Gabonese Republic, 6.375%, 12/12/2024	449,281	0.3

		Honduras: 0.6%
1,000,000		Honduras Government International Bond, 6.250%, 01/19/2027	1,007,200	0.6

		Hungary: 2.4%
EUR 500,000		Hungary Government International Bond, 1.750%, 10/10/2027	587,709	0.3
1,250,000		Hungary Government International Bond, 5.375%, 02/21/2023	1,325,412	0.8
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	684,983	0.4
1,500,000	(2)	Magyar Export-Import Bank Zrt, 4.000%, 01/30/2020	1,504,836	0.9
			4,102,940	2.4

		Indonesia: 3.9%
500,000	(2)	Indonesia Government International Bond, 4.125%, 01/15/2025	492,050	0.3
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,259,099	0.7
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/2035	2,290,094	1.3
1,000,000		Indonesia Eximbank, 3.875%, 04/06/2024	965,049	0.6
1,750,000	(2)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,688,750	1.0
			6,695,042	3.9

		Ivory Coast: 1.2%
2,315,250		Ivory Coast Government International Bond, 5.750%, 12/31/2032	2,152,504	1.2

		Jamaica: 1.4%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/2028	1,881,163	1.1
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	563,395	0.3
			2,444,558	1.4

		Kazakhstan: 1.8%
750,000	(2)	KazAgro National Management Holding JSC, 4.625%, 05/24/2023	723,615	0.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Kazakhstan: (continued)
2,000,000	(2)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	$2,361,886	1.4
			3,085,501	1.8

		Kenya: 0.8%
500,000	(1),(2)	Kenya Government International Bond, 6.875%, 06/24/2024	494,961	0.3
500,000		Republic of Kenya, 7.250%, 02/28/2028	481,335	0.3
500,000		Republic of Kenya, 8.250%, 02/28/2048	469,670	0.2
			1,445,966	0.8

		Lebanon: 2.2%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/2022	2,130,550	1.3
2,000,000		Lebanon Government International Bond, 6.850%, 03/23/2027	1,585,980	0.9
			3,716,530	2.2

		Mexico: 1.1%
1,000,000		Mexico Government International Bond, 4.000%, 10/02/2023	1,004,875	0.6
1,000,000		Mexico Government International Bond, 4.350%, 01/15/2047	896,000	0.5
			1,900,875	1.1

		Morocco: 1.0%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/2022	1,500,888	0.9
250,000	(2)	Morocco Government International Bond, 5.500%, 12/11/2042	254,375	0.1
			1,755,263	1.0

		Namibia: 0.6%
1,000,000		Namibia International Bonds, 5.500%, 11/03/2021	1,009,570	0.6

		Nigeria: 1.4%
1,500,000		Nigeria Government International Bond, 6.500%, 11/28/2027	1,399,296	0.8
550,000		Nigeria Government International Bond, 7.875%, 02/16/2032	540,958	0.3
500,000		Republic of Nigeria, 7.696%, 02/23/2038	473,905	0.3
			2,414,159	1.4

		Oman: 0.7%
500,000	(2)	Oman Government International Bond, 5.375%, 03/08/2027	472,096	0.3
750,000	(2)	Oman Government International Bond, 6.500%, 03/08/2047	674,179	0.4
			1,146,275	0.7

		Pakistan: 0.5%
1,000,000	(1)	Third Pakistan International Sukuk, 5.500%, 10/13/2021	932,086	0.5

		Panama: 2.9%
1,000,000		Panama Government International Bond, 3.875%, 03/17/2028	985,000	0.6
1,000,000		Panama Government International Bond, 4.000%, 09/22/2024	1,010,000	0.6
600,000		Panama Government International Bond, 4.300%, 04/29/2053	561,000	0.3
1,000,000		Panama Government International Bond, 4.500%, 04/16/2050	963,750	0.5
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,537,500	0.9
			5,057,250	2.9

		Paraguay: 1.2%
1,000,000		Paraguay Government International Bond, 5.600%, 03/13/2048	972,500	0.6
1,100,000		Paraguay Government International Bond, 4.625%, 01/25/2023	1,116,500	0.6
			2,089,000	1.2

		Peru: 0.6%
861,000		Peruvian Government International Bond, 5.625%, 11/18/2050	1,001,989	0.6

		Philippines: 1.3%
750,000		Philippine Government International Bond, 6.375%, 01/15/2032	901,628	0.5
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,317,960	0.8
			2,219,588	1.3

		Poland: 2.0%
750,000		Republic of Poland Government International Bond, 3.000%, 03/17/2023	733,807	0.4
1,750,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	1,692,394	1.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Poland: (continued)
1,000,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	$1,051,360	0.6
			3,477,561	2.0

		Romania: 1.1%
500,000	(2)	Romanian Government International Bond, 4.375%, 08/22/2023	505,012	0.3
618,000		Romanian Government International Bond, 5.125%, 06/15/2048	597,915	0.3
750,000		Romanian Government International Bond, 6.750%, 02/07/2022	818,583	0.5
			1,921,510	1.1

		Russia: 2.3%
1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,048,100	0.6
1,000,000		Russian Federal Bond, 5.250%, 06/23/2047	965,875	0.5
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,006,004	1.2
			4,019,979	2.3

		Senegal: 0.4%
800,000	(1)	Senegal Government International Bond, 6.250%, 05/23/2033	711,400	0.4

		South Africa: 1.0%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,786,210	1.0

		Sri Lanka: 1.4%
500,000	(2)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	492,161	0.3
2,000,000	(2)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,920,306	1.1
			2,412,467	1.4

		Tanzania: 0.1%
222,225		Tanzania Government International Bond, 8.241%, (US0003M + 6.000%), 03/09/2020	227,001	0.1

		Turkey: 3.3%
750,000	(2)	Export Credit Bank of Turkey, 4.250%, 09/18/2022	670,781	0.4
1,500,000		Turkey Government International Bond, 4.875%, 10/09/2026	1,323,389	0.8
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	441,623	0.3
750,000		Turkey Government International Bond, 5.750%, 05/11/2047	607,155	0.3
2,500,000		Turkey Government International Bond, 7.375%, 02/05/2025	2,591,140	1.5
			5,634,088	3.3

		Ukraine: 2.4%
700,000	(2),(3)	Ukraine Government International Bond, 2.080%, 05/31/2040	445,330	0.3
1,025,000		Ukraine Government International Bond, 7.375%, 09/25/2032	875,350	0.5
441,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2020	439,692	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2021	342,107	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2022	339,520	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2023	334,163	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2024	329,081	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2025	325,567	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2026	321,830	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/2027	318,723	0.2
			4,071,363	2.4

		Uruguay: 1.8%
1,750,000		Uruguay Government International Bond, 4.375%, 10/27/2027	1,777,344	1.0
375,000		Uruguay Government International Bond, 4.500%, 08/14/2024	384,712	0.2
500,000		Uruguay Government International Bond, 7.625%, 03/21/2036	648,625	0.4
300,000		Uruguay Government International Bond, 8.000%, 11/18/2022	339,975	0.2
			3,150,656	1.8

		Venezuela: 0.2%
1,250,000	(4)	Venezuela Government International Bond, 9.250%, 09/15/2027	358,375	0.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Vietnam: 0.5%
850,000	Vietnam Government International Bond, 6.750%, 01/29/2020	$881,484	0.5

	Zambia: 0.6%
750,000	(2) Zambia Government International Bond, 8.500%, 04/14/2024	670,701	0.4
500,000	(2) Zambia Government International Bond, 8.970%, 07/30/2027	443,241	0.2
		1,113,942	0.6

	Total Foreign Government Bonds
	(Cost $115,398,958)	110,178,444	63.6

	Total Long-Term Investments
	(Cost $162,769,997)	154,895,898	89.4

SHORT-TERM INVESTMENTS: 10.0%
	Commercial Paper: 8.8%
713,000	Berkshire Hathaway Energy Co., 3.380%, 07/02/2018	712,868	0.4
1,000,000	Berkshire Hathaway Energy Co., 2.560%, 07/09/2018	999,370	0.6
1,700,000	Celgene Corp, 3.390%, 07/02/2018	1,699,684	1.0
1,700,000	Consolidated Edison, 2.580%, 07/06/2018	1,699,279	1.0
1,700,000	Du Pont, 3.380%, 07/02/2018	1,699,685	1.0
1,700,000	General Mills Inc., 2.550%, 07/09/2018	1,698,930	1.0
982,000	Harley Davidson, 2.550%, 07/09/2018	981,382	0.5
700,000	Hewlett, 2.160%, 07/10/2018	699,585	0.4
1,700,000	HP Inc, 2.920%, 07/02/2018	1,699,728	1.0
1,732,000	Kellogg Co Dis, 3.020%, 07/03/2018	1,731,570	1.0
1,000,000	Tyson Food Inc, 2.520%, 07/11/2018	999,240	0.6
585,000	Waste Mgmt, 2.540%, 07/10/2018	584,593	0.3
		15,205,914	8.8

	Securities Lending Collateral(5): 1.2%
1,000,000	Citibank N.A., Repurchase Agreement dated 06/29/18, 2.12%, due 07/02/18 (Repurchase Amount $1,000,174, collateralized by various U.S. Government Agency Obligations, 2.405%-6.000%, Market Value plus accrued interest $1,020,000, due 04/01/24-04/01/48)	1,000,000	0.6
1,000,000	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $1,000,173, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/01/36-06/01/48)	1,000,000	0.5
144,728	Natwest Markets PLC, Repurchase Agreement dated 06/29/18, 2.09%, due 07/02/18 (Repurchase Amount $144,753, collateralized by various U.S. Government Securities, 2.500%-6.625%, Market Value plus accrued interest $147,624, due 05/15/20-05/15/46)	144,728	0.1
		2,144,728	1.2

	Total Short-Term Investments (Cost $17,352,527)	17,350,642	10.0

	Total Investments in Securities (Cost $180,122,524)	$172,246,540	99.4
	Assets in Excess of Other Liabilities	966,766	0.6
	Net Assets	$173,213,306	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(4)	Defaulted security
(5)	Represents securities purchased with cash collateral received for securities on loan.

EUR EU Euro

Reference Rate Abbreviations:

US0003M	3-month LIBOR

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	63.6%
Energy	12.3
Financial	4.7
Utilities	2.9
Industrial	2.6
Basic Materials	1.8
Consumer, Cyclical	0.8
Communications	0.7
U.S. Treasury Obligations	0.0
Short-Term Investments	10.0
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$44,624,023	$–	$44,624,023
U.S. Treasury Obligations	–	93,431	–	93,431
Foreign Government Bonds	–	110,178,444	–	110,178,444
Short-Term Investments	–	17,350,642	–	17,350,642
Total Investments, at fair value	$–	$172,246,540	$–	$172,246,540
Other Financial Instruments+
Forward Foreign Currency Contracts	–	8,601	–	8,601
Futures	47,786	–	–	47,786
Total Assets	$47,786	$172,255,141	$–	$172,302,927
Liabilities Table
Other Financial Instruments+
Futures	$(5,398)	$–	$–	$(5,398)
Total Liabilities	$(5,398)	$–	$–	$(5,398)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 830,410	EUR 703,197	JPMorgan Chase Bank N.A.	07/13/18	$8,601
				$8,601

At June 30, 2018, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	3	09/19/18	$360,562	$901
U.S. Treasury 2-Year Note	57	09/28/18	12,074,203	(4,559)
U.S. Treasury 5-Year Note	36	09/28/18	4,090,219	6,807
U.S. Treasury Ultra Long Bond	2	09/19/18	319,125	(839)
			$16,844,109	$2,310
Short Contracts:
U.S. Treasury Long Bond	(2)	09/19/18	(290,000)	824
U.S. Treasury Ultra 10-Year Note	(60)	09/19/18	(7,694,063)	39,254
			$(7,984,063)	$40,078

Currency Abbreviations

EUR	-	EU Euro
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$8,601
Interest rate contracts	Futures contracts	47,786
Total Asset Derivatives		$56,387

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$5,398
Total Liability Derivatives		$5,398

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

JPMorgan Chase Bank N.A.
Assets:
Forward foreign currency contracts	$8,601
Total Assets	$8,601

Net OTC derivative instruments by counterparty, at fair value	$8,601

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$8,601

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $180,431,961.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,357,456
Gross Unrealized Depreciation	(10,269,869)

Net Unrealized Depreciation	$(7,912,413)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 82.4%
		Argentina: 0.6%
ARS	9,200,000	Argentine Bonos del Tesoro, 18.200%, 10/03/2021	$271,942	0.3
ARS	2,936,000	Argentine Bonos del Tesoro, 21.200%, 09/19/2018	104,346	0.1
ARS	7,500,000	Argentine Bonos del Tesoro, 21.200%, 09/19/2018	248,487	0.2
			624,775	0.6

		Brazil: 6.5%
BRL	5,176,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	1,218,471	1.1
BRL	1,666,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	383,988	0.3
BRL	3,188,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2021	835,438	0.7
BRL	11,718,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	2,953,616	2.6
BRL	8,282,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	2,010,301	1.8
			7,401,814	6.5

		Chile: 3.5%
CLP	500,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	774,628	0.7
CLP	880,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	1,363,345	1.2
CLP	1,195,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,857,056	1.6
			3,995,029	3.5

		Colombia: 8.9%
COP	3,743,500,000	Colombian TES, 6.000%, 04/28/2028	1,228,132	1.1
COP	11,700,000,000	Colombian TES, 7.000%, 05/04/2022	4,178,689	3.7
COP	4,332,000,000	Colombian TES, 7.500%, 08/26/2026	1,572,937	1.4
COP	4,971,000,000	Colombian TES, 11.000%, 07/24/2020	1,889,980	1.6
COP	3,200,000,000	Colombian TES, 10.000%, 07/24/2024	1,302,046	1.1
			10,171,784	8.9

		Czech Republic: 0.9%
CZK	21,090,000	Czech Republic Government Bond, 2.500%, 08/25/2028	976,447	0.9

		Dominican Republic: 0.1%
DOP	8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	163,960	0.1

		Hungary: 3.1%
HUF	184,860,000	Hungary Government Bond, 3.000%, 10/27/2027	626,610	0.5
HUF	160,710,000	Hungary Government Bond, 5.500%, 06/24/2025	660,437	0.6
HUF	260,060,000	Hungary Government Bond, 6.000%, 11/24/2023	1,083,490	1.0
HUF	273,000,000	Hungary Government Bond, 7.000%, 06/24/2022	1,144,754	1.0
			3,515,291	3.1

		Indonesia: 9.9%
IDR	17,300,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2022	1,185,527	1.1
IDR	31,781,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	2,089,717	1.8
IDR	12,700,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	835,293	0.7
IDR	9,248,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	605,024	0.5
IDR	13,970,000,000	Indonesia Treasury Bond, 8.250%, 07/15/2021	994,619	0.9
IDR	15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	1,047,081	0.9
IDR	17,087,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2024	1,223,992	1.1
IDR	18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,268,831	1.1
IDR	16,000,000,000	Indonesia Treasury Bond, 9.000%, 03/15/2029	1,193,022	1.1
IDR	9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/2025	768,305	0.7
			11,211,411	9.9

		Malaysia: 4.0%
MYR	5,747,000	Malaysia Government Bond, 3.899%, 11/16/2027	1,373,303	1.2
MYR	11,149,000	Malaysia Government Bond, 3.955%, 09/15/2025	2,708,935	2.4

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Malaysia: (continued)
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/2024	$496,497	0.4
				4,578,735	4.0

			Mexico: 8.7%
MXN	18,220,000		Mex Bonos De Desarrollo, 10.000%, 11/20/2036	1,131,552	1.0
MXN	30,931,000		Mexican Bonos, 6.500%, 06/10/2021	1,509,308	1.3
MXN	52,282,200		Mexican Bonos, 6.500%, 06/09/2022	2,527,784	2.2
MXN	37,912,700		Mexican Bonos, 7.750%, 05/29/2031	1,929,591	1.7
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/2038	1,039,725	0.9
MXN	31,118,400		Mexican Bonos, 10.000%, 12/05/2024	1,761,113	1.6
				9,899,073	8.7

			Peru: 4.2%
PEN	3,148,000	(1)	Peru Government Bond, 6.150%, 08/12/2032	985,702	0.9
PEN	1,797,000		Peru Government Bond, 6.900%, 08/12/2037	590,650	0.5
PEN	3,979,000		Peru Government Bond, 6.900%, 08/12/2037	1,307,844	1.1
PEN	1,200,000		Peru Government Bond, 8.200%, 08/12/2026	435,914	0.4
PEN	4,650,000		Peruvian Government International Bond, 6.350%, 08/12/2028	1,482,414	1.3
				4,802,524	4.2

			Poland: 4.2%
PLN	3,497,000		Republic of Poland Government Bond, 2.500%, 07/25/2026	894,264	0.8
PLN	7,571,000		Republic of Poland Government Bond, 3.250%, 07/25/2025	2,057,560	1.8
PLN	6,200,000		Republic of Poland Government Bond, 4.000%, 10/25/2023	1,774,515	1.6
				4,726,339	4.2

			Romania: 0.9%
RON	4,040,000	(2)	Romania Government Bond, 5.850%, 04/26/2023	1,056,547	0.9

			Russia: 9.2%
RUB	118,780,000		Russian Federal Bond - OFZ, 7.050%, 01/19/2028	1,829,799	1.6
RUB	202,632,000		Russian Federal Bond - OFZ, 7.000%, 08/16/2023	3,190,213	2.8
RUB	77,670,000		Russian Federal Bond - OFZ, 7.500%, 08/18/2021	1,251,235	1.1
RUB	41,718,000		Russian Federal Bond - OFZ, 7.600%, 07/20/2022	672,471	0.6
RUB	102,964,000		Russian Federal Bond - OFZ, 7.750%, 09/16/2026	1,662,688	1.4
RUB	115,420,000		Russian Federal Bond - OFZ, 8.150%, 02/03/2027	1,909,051	1.7
				10,515,457	9.2

			South Africa: 5.9%
ZAR	25,030,122		Republic of South Africa Government Bond, 6.250%, 03/31/2036	1,322,165	1.2
ZAR	17,980,000		Republic of South Africa Government Bond, 8.000%, 01/31/2030	1,197,579	1.0
ZAR	25,439,000		Republic of South Africa Government Bond, 8.500%, 01/31/2037	1,683,779	1.5
ZAR	8,463,000		Republic of South Africa Government Bond, 8.750%, 01/31/2044	564,492	0.5
ZAR	3,345,000		Republic of South Africa Government Bond, 8.750%, 02/28/2048	221,976	0.2
ZAR	16,235,000		Republic of South Africa Government Bond, 9.000%, 01/31/2040	1,114,111	1.0
ZAR	7,793,000		Republic of South Africa Government Bond, 10.500%, 12/21/2026	622,808	0.5
				6,726,910	5.9

			Supranational: 2.7%
ZAR	6,900,000		European Investment Bank, 8.125%, 12/21/2026	493,108	0.4
ZAR	3,750,000		European Investment Bank, 8.375%, 07/29/2022	275,041	0.3
ZAR	6,190,000		European Investment Bank, 8.500%, 09/17/2024	454,165	0.4
TRY	2,000,000		European Investment Bank, 9.125%, 10/07/2020	370,131	0.3
ZAR	12,460,000		European Investment Bank, 9.000%, 03/31/2021	930,546	0.8

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Supranational: (continued)
ZAR	7,500,000	Nordic Investment Bank, 7.000%, 09/25/2018	$545,599	0.5
			3,068,590	2.7

		Thailand: 4.2%
THB	41,440,000	Thailand Government Bond, 2.125%, 12/17/2026	1,207,654	1.1
THB	75,122,000	Thailand Government Bond, 3.650%, 06/20/2031	2,413,375	2.1
THB	35,755,000	Thailand Government Bond, 3.850%, 12/12/2025	1,180,919	1.0
			4,801,948	4.2

		Turkey: 4.6%
TRY	2,342,000	Turkey Government Bond, 7.100%, 03/08/2023	356,104	0.3
TRY	4,665,000	Turkey Government Bond, 8.000%, 03/12/2025	683,424	0.6
TRY	1,445,000	Turkey Government Bond, 8.800%, 09/27/2023	230,251	0.2
TRY	2,242,000	Turkey Government Bond, 9.000%, 07/24/2024	356,272	0.3
TRY	1,082,000	Turkey Government Bond, 9.200%, 09/22/2021	189,132	0.2
TRY	10,000,000	Turkey Government Bond, 9.500%, 01/12/2022	1,752,343	1.5
TRY	2,020,000	Turkey Government Bond, 10.500%, 01/15/2020	397,505	0.4
TRY	1,987,000	Turkey Government Bond, 10.600%, 02/11/2026	329,592	0.3
TRY	5,491,000	Turkey Government Bond, 11.000%, 02/24/2027	913,204	0.8
			5,207,827	4.6

		Uruguay: 0.3%
UYU	10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	314,327	0.3

		Total Foreign Government Bonds (Cost $106,702,206)	93,758,788	82.4

SHORT-TERM INVESTMENTS: 15.8%
		Commercial Paper: 15.2%
	1,200,000	Berkshire Hathaway Energy Co., 3.380%, 07/02/2018	1,199,777	1.1
	1,200,000	Celgene Corp, 3.390%, 07/02/2018	1,199,777	1.1
	734,000	Concord MI, 2.960%, 07/02/2018	733,881	0.6
	1,200,000	Consolidated Edison, 2.580%, 07/06/2018	1,199,491	1.0
	1,200,000	Du Pont, 3.380%, 07/02/2018	1,199,777	1.1
	1,070,000	Duke Energy Co, 2.520%, 07/11/2018	1,069,189	0.9
	653,000	Enterprise, 2.500%, 07/13/2018	652,420	0.6
	750,000	Ford Motor, 2.310%, 07/11/2018	749,477	0.7
	1,200,000	General Mills Inc., 3.020%, 07/03/2018	1,199,702	1.1
	1,200,000	General Mills Inc., 2.730%, 07/05/2018	1,199,551	1.1
	2,416,000	Harley Davidson, 2.550%, 07/09/2018	2,414,480	2.1
	1,200,000	Hewlett, 2.160%, 07/10/2018	1,199,289	1.0
	1,200,000	Kellogg Co Dis, 3.020%, 07/03/2018	1,199,702	1.1
	858,000	Tyson Food Inc, 2.520%, 07/11/2018	857,348	0.7
	1,200,000	Waste Mgmt, 2.540%, 07/10/2018	1,199,166	1.0
			17,273,027	15.2

		Securities Lending Collateral(3): 0.6%
	700,669	Dominion Securities Inc., Repurchase Agreement dated 06/29/18, 2.11%, due 07/02/18 (Repurchase Amount $700,791, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $714,682, due 11/01/36-06/01/48) (Cost $700,669)	700,669	0.6

		Total Short-Term Investments (Cost $17,975,801)	17,973,696	15.8

		Total Investments in Securities (Cost $124,678,007)	$111,732,484	98.2
		Assets in Excess of Other Liabilities	2,027,427	1.8
		Net Assets	$113,759,911	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

(3)	Represents securities purchased with cash collateral received for securities on loan.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	82.4%
Short-Term Investments	15.8
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Foreign Government Bonds	$–	$93,758,788	$–	$93,758,788
Short-Term Investments	–	17,973,696	–	17,973,696
Total Investments, at fair value	$–	$111,732,484	$–	$111,732,484
Other Financial Instruments+
Centrally Cleared Swaps	–	107,284	–	107,284
Forward Foreign Currency Contracts	–	1,612,349	–	1,612,349
Futures	4,847	–	–	4,847
OTC Swaps	–	8,791	–	8,791
Total Assets	$4,847	$113,460,908	$–	$113,465,755
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(100,088)	$–	$(100,088)
Forward Foreign Currency Contracts	–	(3,168,330)	–	(3,168,330)
Futures	(2,746)	–	–	(2,746)
Total Liabilities	$(2,746)	$(3,268,418)	$–	$(3,271,164)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	18,040,610,292	USD	1,292,585	Barclays Bank PLC	07/13/18	$(34,361)
IDR	23,873,010,965	USD	1,721,297	Barclays Bank PLC	07/13/18	(56,298)
IDR	2,425,312,794	USD	174,916	Barclays Bank PLC	07/13/18	(5,765)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
MYR	4,827,068	USD	1,232,338	Barclays Bank PLC	07/13/18	$(37,421)
USD	1,339,673	MYR	5,252,857	Barclays Bank PLC	07/13/18	39,353
PHP	15,585,821	USD	296,168	Barclays Bank PLC	07/13/18	(4,344)
USD	1,626,359	MYR	6,587,568	Barclays Bank PLC	07/13/18	(4,361)
USD	1,626,359	MYR	6,584,315	Barclays Bank PLC	07/13/18	(3,556)
IDR	325,657,000	USD	23,000	Barclays Bank PLC	07/13/18	(287)
MYR	1,131,809	USD	289,873	Barclays Bank PLC	07/13/18	(9,699)
MYR	3,590,587	USD	894,293	Barclays Bank PLC	07/13/18	(5,461)
THB	2,493,918	USD	76,371	Barclays Bank PLC	07/13/18	(1,076)
USD	922	KRW	978,977	Barclays Bank PLC	07/13/18	43
THB	25,232,183	USD	788,217	Barclays Bank PLC	07/13/18	(26,413)
USD	6,701	KRW	7,227,264	Barclays Bank PLC	07/13/18	213
USD	4,726	PHP	245,739	Barclays Bank PLC	07/13/18	125
USD	296,083	MYR	1,161,828	Barclays Bank PLC	07/13/18	8,478
USD	2,985,000	IDR	41,696,569,500	Barclays Bank PLC	07/13/18	76,914
BRL	3,665,878	USD	988,403	Barclays Bank PLC	08/10/18	(46,775)
TRY	8,199,312	USD	1,712,000	Barclays Bank PLC	08/10/18	43,377
USD	3,902	ZAR	54,000	Barclays Bank PLC	08/10/18	(15)
CLP	827,058,417	USD	1,303,522	Barclays Bank PLC	08/10/18	(37,625)
BRL	3,665,878	USD	988,512	Barclays Bank PLC	08/10/18	(46,884)
USD	1,711,000	ZAR	23,967,847	Barclays Bank PLC	08/10/18	(27,474)
MXN	3,302,643	USD	163,922	Barclays Bank PLC	08/10/18	1,350
MXN	2,602,271	USD	128,773	Barclays Bank PLC	08/10/18	1,451
USD	117,087	ZAR	1,496,585	Barclays Bank PLC	08/10/18	8,534
PLN	3,164,613	USD	890,000	Barclays Bank PLC	08/10/18	(44,661)
USD	648,698	ZAR	7,937,397	Barclays Bank PLC	08/10/18	72,970
HUF	307,400,790	USD	1,135,000	Barclays Bank PLC	08/10/18	(42,277)
ZAR	6,084,784	USD	493,000	Barclays Bank PLC	08/10/18	(51,649)
THB	1,857,259	USD	58,000	BNP Paribas	07/13/18	(1,926)
PHP	2,110,529	USD	40,162	BNP Paribas	07/13/18	(645)
THB	44,039,642	USD	1,420,799	BNP Paribas	07/13/18	(91,163)
USD	789,000	TRY	3,410,326	BNP Paribas	08/10/18	58,889
USD	46,000	TRY	212,558	BNP Paribas	08/10/18	494
ZAR	11,717,845	USD	870,000	BNP Paribas	08/10/18	(20,063)
ZAR	443,629	USD	34,856	BNP Paribas	08/10/18	(2,678)
TRY	1,137,084	USD	234,000	BNP Paribas	08/10/18	9,436
TRY	3,080,328	USD	640,000	BNP Paribas	08/10/18	19,462
USD	2,227,000	BRL	8,214,690	BNP Paribas	08/10/18	116,950
USD	1,957,486	THB	62,558,315	Citibank N.A.	07/13/18	68,738
THB	76,007,766	USD	2,403,742	Citibank N.A.	07/13/18	(108,931)
USD	611,270	THB	18,944,236	Citibank N.A.	07/13/18	39,309
THB	58,590,344	USD	1,873,446	Citibank N.A.	07/13/18	(104,498)
USD	407,347	THB	13,006,022	Citibank N.A.	07/13/18	14,672
USD	913,742	TRY	4,393,041	Citibank N.A.	08/10/18	(26,756)
PLN	965,054	USD	261,263	Citibank N.A.	08/10/18	(3,475)
HUF	37,218,852	USD	144,360	Citibank N.A.	08/10/18	(12,057)
HUF	125,206,136	USD	474,893	Citibank N.A.	08/10/18	(29,821)
PLN	217,895	USD	59,000	Citibank N.A.	08/10/18	(795)
USD	127,589	HUF	34,748,724	Citibank N.A.	08/10/18	4,067
USD	1,455,000	COP	4,243,318,350	Citibank N.A.	08/10/18	9,781
USD	330,496	RON	1,318,557	Citibank N.A.	08/10/18	910
HUF	15,727,007	USD	58,000	Citibank N.A.	08/10/18	(2,095)
CZK	3,658,257	USD	166,087	Citibank N.A.	08/10/18	(1,234)
USD	47,000	CZK	1,026,253	Citibank N.A.	08/10/18	754
HUF	310,400,989	USD	1,151,000	Citibank N.A.	08/10/18	(47,613)
USD	1,119,000	CZK	24,115,558	Citibank N.A.	08/10/18	32,276
CZK	24,086,456	USD	1,139,000	Citibank N.A.	08/10/18	(53,587)
TRY	2,073,748	USD	471,003	Citibank N.A.	08/10/18	(27,038)
USD	2,341,000	CZK	48,627,580	Citibank N.A.	08/10/18	149,686
USD	954,000	PLN	3,462,247	Citibank N.A.	08/10/18	29,157
USD	2,341,000	CZK	48,666,604	Citibank N.A.	08/10/18	147,927
ZAR	12,050,233	USD	947,591	Citibank N.A.	08/10/18	(73,544)
RON	1,092,455	USD	279,215	Citibank N.A.	08/10/18	(6,146)
CZK	13,158,803	USD	614,958	Citibank N.A.	08/10/18	(21,980)
USD	789,000	TRY	3,433,672	Citibank N.A.	08/10/18	53,891
USD	144,284	RUB	9,189,191	Citibank N.A.	08/10/18	(1,421)
RON	206,833	USD	53,587	Citibank N.A.	08/10/18	(1,887)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
CZK	4,303,874	USD	204,726	Citibank N.A.	08/10/18	$(10,780)
USD	464,426	COP	1,344,247,156	Citibank N.A.	08/10/18	6,592
RON	652,275	USD	167,688	Citibank N.A.	08/10/18	(4,646)
PLN	3,164,430	USD	890,000	Citibank N.A.	08/10/18	(44,710)
TRY	3,049,561	USD	640,000	Credit Suisse International	08/10/18	12,875
USD	917,000	TRY	4,371,389	Deutsche Bank AG	08/10/18	(18,863)
USD	93,670	PLN	344,839	Deutsche Bank AG	08/10/18	1,556
USD	917,000	TRY	4,273,179	Deutsche Bank AG	08/10/18	2,162
TRY	1,389,042	USD	292,718	Deutsche Bank AG	08/10/18	4,660
TRY	8,077,378	USD	1,711,000	Deutsche Bank AG	08/10/18	18,272
USD	194,574	IDR	2,726,754,571	Goldman Sachs International	07/13/18	4,399
KRW	8,098,935	USD	7,618	Goldman Sachs International	07/13/18	(348)
USD	4,156	PHP	219,646	Goldman Sachs International	07/13/18	43
USD	1,723,000	PHP	91,963,402	Goldman Sachs International	07/13/18	1,106
USD	104,796	IDR	1,454,145,400	Goldman Sachs International	07/13/18	3,378
USD	143,333	MYR	556,880	Goldman Sachs International	07/13/18	5,480
IDR	1,767,740,398	USD	124,366	Goldman Sachs International	07/13/18	(1,077)
USD	514,648	IDR	7,260,653,984	Goldman Sachs International	07/13/18	8,261
USD	386,632	IDR	5,390,808,303	Goldman Sachs International	07/13/18	10,655
MYR	17,264,057	USD	4,404,658	Goldman Sachs International	07/13/18	(131,024)
USD	104,000	BRL	385,674	Goldman Sachs International	08/10/18	4,935
USD	1,130,000	ZAR	14,547,445	Goldman Sachs International	08/10/18	74,822
USD	25,977	TRY	120,633	Goldman Sachs International	08/10/18	152
USD	105,000	RUB	6,586,638	Goldman Sachs International	08/10/18	561
BRL	4,590,692	USD	1,174,000	Goldman Sachs International	08/10/18	5,179
BRL	4,509,099	USD	1,174,000	Goldman Sachs International	08/10/18	(15,779)
PLN	3,642,577	USD	1,015,909	Goldman Sachs International	08/10/18	(42,896)
USD	697,254	RUB	44,008,735	Goldman Sachs International	08/10/18	(557)
CZK	455,000	USD	21,481	Goldman Sachs International	08/10/18	(977)
RUB	45,634,001	USD	721,991	Goldman Sachs International	08/10/18	1,591
RON	7,544,950	USD	1,895,759	Goldman Sachs International	08/10/18	(9,830)
ZAR	11,531,577	USD	870,000	Goldman Sachs International	08/10/18	(33,574)
USD	1,133,000	PLN	4,147,664	Goldman Sachs International	08/10/18	25,066
BRL	1,806,211	USD	479,852	Goldman Sachs International	08/10/18	(15,903)
USD	80,000	RUB	4,999,547	Goldman Sachs International	08/10/18	726
USD	132,822	RUB	8,333,460	Goldman Sachs International	08/10/18	686
USD	132,842	RUB	8,333,460	Goldman Sachs International	08/10/18	705
HUF	297,901,795	USD	1,188,346	Goldman Sachs International	08/10/18	(129,390)
CZK	22,885,974	USD	1,081,000	Goldman Sachs International	08/10/18	(49,685)
USD	31	ZAR	392	Goldman Sachs International	08/10/18	2
ZAR	15,624,068	USD	1,228,000	Goldman Sachs International	08/10/18	(94,731)
COP	948,410,964	USD	323,980	Goldman Sachs International	08/10/18	(964)
USD	834,000	TRY	3,993,338	Goldman Sachs International	08/10/18	(20,927)
USD	1,139,000	PLN	4,213,691	Goldman Sachs International	08/10/18	13,429
USD	834,000	TRY	4,013,645	Goldman Sachs International	08/10/18	(25,275)
USD	94,000	CLP	58,722,175	Goldman Sachs International	08/10/18	4,120
USD	169,529	ZAR	2,140,031	Goldman Sachs International	08/10/18	14,305
USD	132,815	RUB	8,333,460	Goldman Sachs International	08/10/18	679
TRY	63,580	USD	14,503	Goldman Sachs International	08/10/18	(891)
USD	132,818	RUB	8,333,460	Goldman Sachs International	08/10/18	681
USD	172,928	THB	5,392,293	HSBC Bank USA N.A.	07/13/18	10,125
IDR	12,888,997,978	USD	901,644	HSBC Bank USA N.A.	07/13/18	(2,714)
TRY	3,644,102	USD	769,211	HSBC Bank USA N.A.	08/10/18	10,948
HUF	27,949,050	USD	100,131	HSBC Bank USA N.A.	08/10/18	(780)
USD	132,565	RON	497,758	HSBC Bank USA N.A.	08/10/18	8,145
MXN	29,353,895	USD	1,458,170	HSBC Bank USA N.A.	08/10/18	10,764
USD	1,154,074	PEN	3,784,122	HSBC Bank USA N.A.	08/10/18	3,558
CZK	171,226,200	USD	8,385,812	HSBC Bank USA N.A.	08/10/18	(669,811)
PLN	17,244,992	USD	5,099,866	HSBC Bank USA N.A.	08/10/18	(493,344)
TRY	2,169,298	USD	511,465	HSBC Bank USA N.A.	08/10/18	(47,043)
BRL	3,665,878	USD	990,189	HSBC Bank USA N.A.	08/10/18	(48,561)
USD	74,907	TRY	313,473	HSBC Bank USA N.A.	08/10/18	7,797
EUR	31	USD	37	JPMorgan Chase Bank N.A.	07/13/18	–
CZK	22,898,379	USD	1,083,000	JPMorgan Chase Bank N.A.	08/10/18	(51,126)
RUB	528,641	USD	8,440	JPMorgan Chase Bank N.A.	08/10/18	(57)
USD	2,413,000	HUF	646,393,354	JPMorgan Chase Bank N.A.	08/10/18	115,255
USD	954,000	PLN	3,502,154	JPMorgan Chase Bank N.A.	08/10/18	18,497

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
USD	927,462	IDR	12,873,083,982	Morgan Stanley	07/13/18	$29,642
USD	596,045	IDR	8,269,465,698	Morgan Stanley	07/13/18	19,299
USD	98,040	BRL	367,503	Morgan Stanley	08/10/18	3,642
USD	580,649	ZAR	7,330,110	Morgan Stanley	08/10/18	48,970
USD	196,958	PLN	688,168	Morgan Stanley	08/10/18	13,133
USD	597,783	ZAR	7,553,182	Morgan Stanley	08/10/18	49,924
USD	196,753	THB	6,197,716	Standard Chartered Bank	07/13/18	9,633
THB	35,117,535	USD	1,132,970	Standard Chartered Bank	07/13/18	(72,708)
MXN	7,553,836	USD	361,407	Standard Chartered Bank	08/10/18	16,603
USD	1,280,102	RUB	80,959,325	Standard Chartered Bank	08/10/18	(3,604)
ZAR	54,000	USD	3,902	Toronto Dominion Securities	08/10/18	15
ZAR	409,132	USD	29,562	Toronto Dominion Securities	08/10/18	114
						$(1,555,981)

At June 30, 2018, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	16	09/28/18	$3,389,250	$(1,280)
U.S. Treasury 5-Year Note	3	09/28/18	340,852	510
U.S. Treasury Ultra Long Bond	2	09/19/18	319,125	(839)
			$4,049,227	$(1,609)
Short Contracts:
U.S. Treasury 10-Year Note	(1)	09/19/18	(120,187)	(627)
U.S. Treasury Long Bond	(1)	09/19/18	(145,000)	412
U.S. Treasury Ultra 10-Year Note	(6)	09/19/18	(769,406)	3,925
			$(1,034,593)	$3,710

At June 30, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	28-day MXN TIEE-BANXICO	Monthly	7.020%	Monthly	08/01/19	MXN	75,000,000	$(48,387)	$(49,782)
Pay	28-day MXN TIIE-BANXICO	Monthly	7.125	Monthly	06/14/27	MXN	14,000,000	(40,861)	(41,288)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.540	Annual	03/21/22	PLN	12,700,000	35,764	35,214
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660	Annual	06/27/27	PLN	2,200,000	(8,970)	(9,018)
Pay	3-month ZAR-JIBAR	Quarterly	7.430	Quarterly	01/20/19	ZAR	50,000,000	7,772	11,434
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN	33,000,000	59,919	60,636
								$5,237	$7,196

At June 30, 2018, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR	7,500,000	$8,791	$–	$8,791
									$8,791	$–	$8,791

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,612,349
Interest rate contracts	Futures contracts	4,847
Interest rate contracts	Interest rate swaps*	107,284
Interest rate contracts	OTC Interest rate swaps	8,791
Total Asset Derivatives		$1,733,271

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,168,330
Interest rate contracts	Futures contracts	2,746
Interest rate contracts	Interest rate swaps*	100,088
Total Liability Derivatives		$3,271,164

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2018:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Standard Chartered Bank	Toronto Dominion Securities	Totals
Assets:
Forward foreign currency contracts	$252,808	$205,231	$557,760	$12,875	$26,650	$180,961	$51,337	$133,752	$164,610	$26,236	$129	$1,612,349
OTC Interest rate swaps	8,791	-	-	-	-	-	-	-	-	-	-	8,791
Total Assets	$261,599	$205,231	$557,760	$12,875	$26,650	$180,961	$51,337	$133,752	$164,610	$26,236	$129	$1,621,140

Liabilities:
Forward foreign currency contracts	$486,402	$116,475	$583,014	$-	$18,863	$573,828	$1,262,253	$51,183	$-	$76,312	$-	$3,168,330
Total Liabilities	$486,402	$116,475	$583,014	$-	$18,863	$573,828	$1,262,253	$51,183	$-	$76,312	$-	$3,168,330

Net OTC derivative instruments by counterparty, at fair value	$(224,803)	$88,756	$(25,254)	$12,875	$7,787	$(392,867)	$(1,210,916)	$82,569	$164,610	$(50,076)	$129	(1,547,190)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$1,210,916	$-	$-	$-	$-	$1,210,916

Net Exposure(1)(2)	$(224,803)	$88,756	$(25,254)	$12,875	$7,787	$(392,867)	$-	$82,569	$164,610	$(50,076)	$129	$(336,274)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At June 30, 2018, the Fund had pledged $1,320,000 in cash collateral to HSBC Bank USA N.A.. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $125,449,891.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,046,148
Gross Unrealized Depreciation	(16,987,666)

Net Unrealized Depreciation	$(14,941,518)

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.1%
		Basic Materials: 2.2%
500,000	(1)	Anglo American Capital PLC, 3.750%, 04/10/2022	$496,837	0.4
600,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	603,466	0.4
600,000	(1),(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	628,988	0.4
500,000	(1)	Corp Nacional del Cobre de Chile, 3.625%, 08/01/2027	477,515	0.3
231,000		RPM International, Inc., 4.250%, 01/15/2048	209,728	0.1
220,000	(1)	Syngenta Finance NV, 4.441%, 04/24/2023	218,931	0.2
550,000	(1)	Syngenta Finance NV, 5.182%, 04/24/2028	532,008	0.4
			3,167,473	2.2

		Communications: 9.7%
339,000		21st Century Fox America, Inc., 4.750%, 11/15/2046	351,180	0.2
249,000		21st Century Fox America, Inc., 6.550%, 03/15/2033	297,862	0.2
370,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	345,016	0.2
550,000		Alibaba Group Holding Ltd, 4.200%, 12/06/2047	501,473	0.4
237,000		Amazon.com, Inc., 4.250%, 08/22/2057	234,566	0.2
54,000		AT&T, Inc., 4.125%, 02/17/2026	52,869	0.0
156,000	(1)	AT&T, Inc., 4.300%, 02/15/2030	147,831	0.1
85,000		AT&T, Inc., 4.550%, 03/09/2049	73,718	0.1
327,000		AT&T, Inc., 4.750%, 05/15/2046	292,949	0.2
391,000		AT&T, Inc., 4.800%, 06/15/2044	355,781	0.2
913,000	(1)	AT&T, Inc., 4.900%, 08/15/2037	868,464	0.6
283,000	(1)	AT&T, Inc., 5.150%, 11/15/2046	267,374	0.2
799,000		AT&T, Inc., 5.250%, 03/01/2037	789,474	0.6
110,000	(1)	AT&T, Inc., 5.300%, 08/15/2058	102,734	0.1
17,000		AT&T, Inc., 5.350%, 09/01/2040	16,633	0.0
650,000		CBS Corp., 5.500%, 05/15/2033	669,872	0.5
434,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	434,149	0.3
321,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	324,545	0.2
401,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	423,759	0.3
427,000		Comcast Corp., 3.400%, 07/15/2046	346,832	0.2
430,000		Comcast Corp., 3.900%, 03/01/2038	392,235	0.3
285,000		Comcast Corp., 4.000%, 03/01/2048	251,495	0.2
585,000		Comcast Corp., 4.250%, 01/15/2033	571,892	0.4
419,000		Discovery Communications LLC, 3.950%, 03/20/2028	397,429	0.3
339,000		Discovery Communications LLC, 5.000%, 09/20/2037	327,191	0.2
200,000	(1)	Telecom Italia SpA, 5.303%, 05/30/2024	198,000	0.1
126,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	120,708	0.1
187,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	185,130	0.1
20,000		Telecom Italia Capital SA, 7.200%, 07/18/2036	20,818	0.0
400,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	387,391	0.3
255,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	246,508	0.2
526,000		Verizon Communications, Inc., 4.500%, 08/10/2033	510,986	0.4
242,000		Verizon Communications, Inc., 4.522%, 09/15/2048	221,323	0.2
488,000		Verizon Communications, Inc., 4.812%, 03/15/2039	473,080	0.3
153,000		Verizon Communications, Inc., 4.862%, 08/21/2046	146,636	0.1
560,000		Verizon Communications, Inc., 5.250%, 03/16/2037	576,481	0.4
317,000		Viacom, Inc., 4.375%, 03/15/2043	264,082	0.2
252,000		Viacom, Inc., 5.850%, 09/01/2043	253,902	0.2
725,000		Vodafone Group PLC, 3.750%, 01/16/2024	719,421	0.5
600,000		Vodafone Group PLC, 4.375%, 05/30/2028	593,375	0.4
			13,755,164	9.7

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 7.6%
83,700	American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 04/01/2024	$83,822	0.1
338,767	American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	329,773	0.2
168,126	American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	171,788	0.1
176,825	American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	171,373	0.1
270,788	American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/2026	275,096	0.2
49,324	Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	50,657	0.0
221,348	Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	225,829	0.2
379,540	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	379,355	0.3
800,000	Delta Air Lines, Inc., 4.375%, 04/19/2028	772,525	0.5
322,000	Ford Motor Co., 4.346%, 12/08/2026	315,349	0.2
300,000	Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	296,801	0.2
450,000	Ford Motor Credit Co. LLC, 3.470%, 04/05/2021	447,516	0.3
500,000	Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	504,513	0.4
215,000	General Motors Co., 5.150%, 04/01/2038	205,240	0.1
145,000	General Motors Co., 6.750%, 04/01/2046	161,164	0.1
575,000	General Motors Financial Co., Inc., 4.150%, 06/19/2023	575,403	0.4
311,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	301,351	0.2
425,000	Nordstrom, Inc., 5.000%, 01/15/2044	392,956	0.3
419,000	O'Reilly Automotive, Inc., 3.600%, 09/01/2027	396,491	0.3
515,000	Royal Caribbean Cruises Ltd., 3.700%, 03/15/2028	476,395	0.3
617,000	Southwest Airlines Co., 3.450%, 11/16/2027	585,507	0.4
397,316	United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	406,752	0.3
130,017	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	130,423	0.1
625,060	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	593,750	0.4
335,000	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	325,832	0.2
271,516	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	277,988	0.2
205,572	US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	217,099	0.2
344,456	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	352,626	0.3
820,000	Walmart, Inc., 3.700%, 06/26/2028	826,400	0.6
330,000	Walmart, Inc., 3.950%, 06/28/2038	330,427	0.2
225,000	Walmart, Inc., 4.050%, 06/29/2048	225,734	0.2
		10,805,935	7.6

	Consumer, Non-cyclical: 14.0%
378,000	Abbott Laboratories, 4.900%, 11/30/2046	406,015	0.3
750,000	AbbVie, Inc., 3.200%, 05/14/2026	700,596	0.5
472,000	AbbVie, Inc., 3.600%, 05/14/2025	457,685	0.3
284,000	Aetna, Inc., 2.800%, 06/15/2023	271,052	0.2
137,000	Aetna, Inc., 4.500%, 05/15/2042	134,743	0.1
414,000	AmerisourceBergen Corp., 4.300%, 12/15/2047	367,601	0.3
320,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/2026	313,680	0.2
1,294,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	1,335,461	0.9
292,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	284,208	0.2
177,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	171,112	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
298,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	$293,364	0.2
315,000		Anthem, Inc., 4.625%, 05/15/2042	306,201	0.2
264,000		Anthem, Inc., 5.100%, 01/15/2044	273,195	0.2
550,000	(1)	BAT Capital Corp., 2.297%, 08/14/2020	538,390	0.4
567,000		Becton Dickinson and Co., 3.363%, 06/06/2024	545,151	0.4
217,000		Cardinal Health, Inc., 4.900%, 09/15/2045	208,325	0.1
663,000		Celgene Corp., 4.550%, 02/20/2048	607,311	0.4
207,000		Celgene Corp., 5.000%, 08/15/2045	203,282	0.1
723,000		CVS Health Corp., 4.300%, 03/25/2028	714,295	0.5
951,000		CVS Health Corp., 4.780%, 03/25/2038	943,000	0.7
982,000		CVS Health Corp., 5.050%, 03/25/2048	995,613	0.7
230,000		General Mills, Inc., 4.200%, 04/17/2028	225,522	0.2
289,000		General Mills, Inc., 4.550%, 04/17/2038	276,479	0.2
220,000	(3)	General Mills, Inc., 4.700%, 04/17/2048	211,044	0.1
502,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	518,944	0.4
114,000		HCA, Inc., 5.500%, 06/15/2047	104,880	0.1
120,000		Johnson & Johnson, 2.900%, 01/15/2028	114,630	0.1
153,000		Johnson & Johnson, 3.400%, 01/15/2038	144,706	0.1
312,000		Johnson & Johnson, 3.500%, 01/15/2048	291,565	0.2
385,000		Johnson & Johnson, 4.375%, 12/05/2033	413,908	0.3
1,192,000	(1)	Keurig Dr Pepper, Inc., 4.597%, 05/25/2028	1,198,262	0.8
760,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	775,472	0.5
257,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	253,742	0.2
443,000		Kroger Co., 3.875%, 10/15/2046	369,849	0.3
267,000		Kroger Co/The, 3.700%, 08/01/2027	254,286	0.2
400,000		Kroger Co/The, 4.000%, 02/01/2024	401,244	0.3
150,000		Kroger Co/The, 5.150%, 08/01/2043	151,856	0.1
530,000		Kroger Co, 2.600%, 02/01/2021	519,249	0.4
1,171,000		Molson Coors Brewing Co., 3.000%, 07/15/2026	1,065,194	0.8
511,000		Reynolds American, Inc., 4.450%, 06/12/2025	514,295	0.4
1,397,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	1,338,348	0.9
213,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	207,258	0.1
338,000		Thermo Fisher Scientific, Inc., 5.300%, 02/01/2044	376,074	0.3
			19,797,087	14.0

		Energy: 8.7%
215,000		Andeavor, 3.800%, 04/01/2028	203,386	0.1
372,000		Andeavor, 4.500%, 04/01/2048	340,069	0.2
305,000		Apache Corp., 5.250%, 02/01/2042	303,642	0.2
400,000		Canadian Natural Resources Ltd.., 3.850%, 06/01/2027	390,798	0.3
219,000		Cenovus Energy, Inc., 4.450%, 09/15/2042	187,302	0.1
202,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	199,104	0.1
918,000		Cimarex Energy Co., 3.900%, 05/15/2027	882,774	0.6
574,000		Concho Resources, Inc., 4.375%, 01/15/2025	576,891	0.4
519,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	527,410	0.4
730,000	(2)	Enbridge, Inc., 6.250%, 03/01/2078	688,481	0.5
557,000		Energy Transfer Partners L.P., 5.300%, 04/15/2047	510,992	0.4
170,000		Energy Transfer Partners L.P., 6.500%, 02/01/2042	175,433	0.1
59,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	55,073	0.0
481,000	(2)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	439,943	0.3
428,000		EOG Resources, Inc., 2.625%, 03/15/2023	411,179	0.3
503,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	509,605	0.4
236,000		MPLX L.P., 4.000%, 02/15/2025	231,000	0.2
366,000		MPLX L.P., 4.000%, 03/15/2028	348,803	0.2
326,000		MPLX L.P., 5.200%, 03/01/2047	323,879	0.2
230,000		Noble Energy, Inc., 3.850%, 01/15/2028	220,142	0.2
312,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	311,334	0.2
415,000		Phillips 66 Partners L.P., 3.605%, 02/15/2025	396,189	0.3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
90,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	$85,316	0.1
404,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	396,012	0.3
195,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	194,561	0.1
429,000		Shell International Finance BV, 3.250%, 05/11/2025	420,597	0.3
365,000		Shell International Finance BV, 4.000%, 05/10/2046	354,075	0.3
100,000		Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/2027	93,591	0.1
201,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	199,116	0.1
378,000		Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	347,782	0.2
316,000		Western Gas Partners L.P., 5.300%, 03/01/2048	291,196	0.2
677,000		Williams Partners L.P., 3.600%, 03/15/2022	674,092	0.5
563,000		Williams Partners L.P., 3.750%, 06/15/2027	532,394	0.4
500,000		Williams Partners L.P., 4.500%, 11/15/2023	508,016	0.4
			12,330,177	8.7

		Financial: 28.4%
652,000		American International Group, Inc., 4.500%, 07/16/2044	608,713	0.4
382,000		American International Group, Inc., 4.700%, 07/10/2035	372,022	0.3
411,000		Arch Capital Finance LLC, 5.031%, 12/15/2046	431,183	0.3
762,000	(2)	Assurant, Inc., 7.000%, 03/27/2048	771,106	0.5
611,000		Athene Holding Ltd., 4.125%, 01/12/2028	564,307	0.4
708,000		Bank of America Corp., 3.248%, 10/21/2027	660,355	0.5
858,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	808,598	0.6
319,000	(2)	Bank of America Corp., 3.593%, 07/21/2028	304,792	0.2
100,000		Bank of America Corp., 3.950%, 04/21/2025	97,991	0.1
264,000	(2)	Bank of America Corp., 3.970%, 03/05/2029	260,044	0.2
1,317,000		Bank of America Corp., 4.183%, 11/25/2027	1,284,590	0.9
461,000		Bank of America Corp., 4.250%, 10/22/2026	455,858	0.3
500,000		Bank of America Corp., 4.450%, 03/03/2026	501,878	0.4
538,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	621,122	0.4
354,000	(1),(2)	BNP Paribas SA, 4.375%, 03/01/2033	332,434	0.2
200,000		BPCE S.A., 4.625%, 07/11/2024	197,446	0.1
376,000		Citigroup, Inc., 2.900%, 12/08/2021	368,604	0.3
617,000		Citigroup, Inc., 3.200%, 10/21/2026	574,710	0.4
831,000		Citigroup, Inc., 4.125%, 07/25/2028	796,233	0.6
820,000		CME Group, Inc., 3.750%, 06/15/2028	826,058	0.6
200,000		CME Group, Inc., 4.150%, 06/15/2048	202,636	0.1
800,000	(1)	Commerzbank AG, 8.125%, 09/19/2023	911,275	0.6
1,200,000		Compass Bank, 3.500%, 06/11/2021	1,199,541	0.9
800,000	(1),(2)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	860,000	0.6
660,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	618,691	0.4
913,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	973,245	0.7
420,000	(1),(2)	Credit Suisse Group AG, 3.869%, 01/12/2029	395,556	0.3
305,000		Essex Portfolio L.P., 4.500%, 03/15/2048	296,068	0.2
637,000	(1)	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	632,368	0.5
370,000	(1),(2)	Farmers Insurance Exchange, 4.747%, 11/01/2057	338,575	0.2
1,242,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1,213,806	0.9
647,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	627,536	0.4
223,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	254,893	0.2
501,000	(2)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	482,864	0.3
848,000	(2)	Goldman Sachs Group, Inc./The, 2.908%, 06/05/2023	818,519	0.6
704,000	(2)	Goldman Sachs Group, Inc./The, 4.223%, 05/01/2029	694,662	0.5

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
350,000	(2)	Goldman Sachs Group, Inc./The, 4.411%, 04/23/2039	$336,067	0.2
372,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	442,654	0.3
550,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	560,145	0.4
780,000	(2)	HSBC Holdings PLC, 3.950%, 05/18/2024	778,345	0.6
700,000	(2)	HSBC Holdings PLC, 4.583%, 06/19/2029	707,585	0.5
388,000	(2)	HSBC Holdings PLC, 6.250%, 12/31/2199	381,210	0.3
500,000	(1)	Intesa Sanpaolo SpA, 5.710%, 01/15/2026	457,724	0.3
393,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	347,406	0.3
356,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	345,492	0.2
243,000	(2)	JPMorgan Chase & Co., 3.509%, 01/23/2029	230,716	0.2
849,000	(2)	JPMorgan Chase & Co., 3.882%, 07/24/2038	786,582	0.6
996,000	(2)	JPMorgan Chase & Co., 3.897%, 01/23/2049	895,760	0.6
198,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	197,377	0.1
400,000	(2)	JPMorgan Chase & Co., 4.005%, 04/23/2029	395,304	0.3
169,000	(2)	JPMorgan Chase & Co., 4.032%, 07/24/2048	155,032	0.1
548,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	544,816	0.4
430,000		Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	437,451	0.3
485,000		Morgan Stanley, 3.125%, 07/27/2026	451,475	0.3
460,000		Morgan Stanley, 3.950%, 04/23/2027	439,156	0.3
382,000		Morgan Stanley, 4.100%, 05/22/2023	383,750	0.3
281,000		Morgan Stanley, 4.350%, 09/08/2026	277,983	0.2
454,000		Morgan Stanley, 4.375%, 01/22/2047	434,233	0.3
495,000	(2)	Morgan Stanley, 4.457%, 04/22/2039	485,022	0.3
1,050,000	(1),(2)	Nationwide Building Society, 4.125%, 10/18/2032	963,125	0.7
110,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/2024	103,967	0.1
836,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	841,919	0.6
1,200,000	(2)	Skandinaviska Enskilda Banken AB, 5.750%, 12/31/2199	1,191,023	0.8
1,147,000	(1),(2)	Standard Chartered PLC, 3.885%, 03/15/2024	1,127,064	0.8
373,000	(2)	Svenska Handelsbanken AB, 5.250%, 12/31/2199	362,274	0.3
773,000	(2)	Synovus Financial Corp., 5.750%, 12/15/2025	801,987	0.6
900,000		UBS AG, 5.125%, 05/15/2024	899,221	0.6
330,000	(1)	UBS AG/London, 4.500%, 06/26/2048	337,002	0.2
402,000		Wells Fargo & Co., 4.100%, 06/03/2026	394,183	0.3
454,000		Wells Fargo & Co., 4.750%, 12/07/2046	439,987	0.3
392,000	(2)	Westpac Banking Corp./New Zealand, 5.000%, 12/31/2199	338,597	0.2
553,000		XLIT Ltd., 5.500%, 03/31/2045	575,715	0.4
			40,205,628	28.4

		Industrial: 3.6%
279,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	309,664	0.2
389,000		Corning, Inc., 4.375%, 11/15/2057	340,292	0.2
608,000		CSX Corp., 4.650%, 03/01/2068	575,051	0.4
512,000		FedEx Corp., 3.400%, 02/15/2028	488,035	0.4
196,000		General Electric Co., 4.500%, 03/11/2044	192,445	0.1
177,000		Norfolk Southern Corp., 4.050%, 08/15/2052	161,986	0.1
184,000		Owens Corning, 4.400%, 01/30/2048	154,091	0.1
650,000		Packaging Corp. of America, 2.450%, 12/15/2020	636,317	0.5
187,000		Rockwell Collins, Inc., 3.500%, 03/15/2027	178,520	0.1
258,000		Rockwell Collins, Inc., 4.350%, 04/15/2047	247,853	0.2
570,000		Union Pacific Corp., 3.950%, 09/10/2028	573,656	0.4
200,000		Union Pacific Corp., 4.500%, 09/10/2048	202,634	0.2
400,000		United Parcel Service, Inc., 2.800%, 11/15/2024	384,272	0.3
334,000		United Technologies Corp., 4.050%, 05/04/2047	306,159	0.2
364,000		Vulcan Materials Co., 4.500%, 06/15/2047	331,490	0.2
			5,082,465	3.6

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: 6.0%
349,000		Apple, Inc., 3.000%, 06/20/2027	$331,980	0.2
678,000		Apple, Inc., 3.000%, 11/13/2027	644,778	0.5
289,000		Apple, Inc., 3.200%, 05/13/2025	282,651	0.2
463,000		Apple, Inc., 3.250%, 02/23/2026	452,234	0.3
411,000		Apple, Inc., 4.250%, 02/09/2047	417,527	0.3
529,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	556,980	0.4
379,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	457,526	0.3
273,000		Intel Corp., 3.734%, 12/08/2047	257,644	0.2
693,000		Microsoft Corp., 3.450%, 08/08/2036	664,324	0.5
586,000		Microsoft Corp., 4.500%, 02/06/2057	637,305	0.4
559,000		Oracle Corp., 3.250%, 11/15/2027	535,220	0.4
479,000		Oracle Corp., 3.800%, 11/15/2037	453,688	0.3
156,000		Oracle Corp., 4.000%, 11/15/2047	147,562	0.1
2,260,000		Qualcomm, Inc., 1.850%, 05/20/2019	2,259,255	1.6
354,000		Qualcomm, Inc., 2.900%, 05/20/2024	334,701	0.2
135,000		Qualcomm, Inc., 4.300%, 05/20/2047	125,791	0.1
			8,559,166	6.0

		Utilities: 11.9%
276,000		Alabama Power Co., 5.700%, 02/15/2033	323,786	0.2
288,000		CenterPoint Energy Houston Electric LLC, 3.950%, 03/01/2048	283,171	0.2
1,245,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	1,182,609	0.8
1,020,000		Dominion Energy, Inc., 2.579%, 07/01/2020	1,005,275	0.7
599,000		Dominion Energy, Inc., 4.250%, 06/01/2028	600,142	0.4
812,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	817,244	0.6
395,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	399,537	0.3
196,000		Florida Power & Light Co., 3.700%, 12/01/2047	184,684	0.1
250,000		Florida Power & Light Co., 3.950%, 03/01/2048	245,696	0.2
558,000		Florida Power & Light Co., 4.125%, 06/01/2048	564,967	0.4
125,000		Florida Power & Light Co., 5.625%, 04/01/2034	146,261	0.1
823,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	750,911	0.5
418,000		Interstate Power & Light Co., 3.250%, 12/01/2024	407,833	0.3
625,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	625,425	0.4
421,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	408,500	0.3
304,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	303,796	0.2
540,000		Mississippi Power Co., 3.950%, 03/30/2028	535,559	0.4
130,000		Mississippi Power Co., 4.750%, 10/15/2041	126,967	0.1
674,000		NextEra Energy Capital Holdings, Inc., 2.800%, 01/15/2023	652,024	0.5
456,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	455,387	0.3
306,000		NiSource, Inc., 4.375%, 05/15/2047	298,146	0.2
236,000		Oglethorpe Power Corp., 4.250%, 04/01/2046	227,685	0.2
472,000		Pacific Gas & Electric Co., 3.500%, 06/15/2025	440,996	0.3
110,000		Pacific Gas & Electric Co., 5.800%, 03/01/2037	115,317	0.1
279,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	302,060	0.2
530,000		Pinnacle West Capital Corp., 2.250%, 11/30/2020	517,522	0.4
834,000		PNM Resources, Inc., 3.250%, 03/09/2021	828,100	0.6
530,000		Public Service Electric & Gas Co., 4.050%, 05/01/2048	532,358	0.4
1,098,000		Sempra Energy, 3.400%, 02/01/2028	1,031,769	0.7
400,000		Southern California Edison Co., 3.400%, 06/01/2023	398,690	0.3
733,000		Southern California Edison Co., 3.650%, 03/01/2028	716,521	0.5
200,000		Southern California Edison Co., 4.125%, 03/01/2048	189,536	0.1
263,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	261,024	0.2
170,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	198,034	0.1
810,000		WEC Energy Group, Inc., 3.375%, 06/15/2021	812,792	0.6
			16,890,324	11.9

	Total Corporate Bonds/Notes (Cost $134,002,711)		130,593,419	92.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 5.8%
	U.S. Treasury Bonds: 1.3%
1,813,700	3.000%, 02/15/2048	$1,818,305	1.3

	U.S. Treasury Notes: 4.5%
1,568,000	2.625%, 06/15/2021	1,568,214	1.1
954,000	2.625%, 06/30/2023	949,174	0.7
130,000	2.750%, 05/31/2023	130,132	0.1
184,000	2.750%, 06/30/2025	183,528	0.1
348,000	2.875%, 05/31/2025	349,312	0.2
3,273,700	2.875%, 05/15/2028	3,279,263	2.3
		6,459,623	4.5

	Total U.S. Treasury Obligations (Cost $8,194,984)	8,277,928	5.8

	Total Long-Term Investments (Cost $142,197,695)	138,871,347	97.9

SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateral(4): 0.2%
217,845	Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/29/18, 2.10%, due 07/02/18 (Repurchase Amount $217,883, collateralized by various U.S. Government Securities, 0.125%-1.625%, Market Value plus accrued interest $222,202, due 08/31/22-07/15/24) (Cost $217,845)	217,845	0.2

	Total Short-Term Investments (Cost $217,845)	217,845	0.2

	Total Investments in Securities (Cost $142,415,540)	$139,089,192	98.1
	Assets in Excess of Other Liabilities	2,670,374	1.9
	Net Assets	$141,759,566	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$130,593,419	$–	$130,593,419
U.S. Treasury Obligations	–	8,277,928	–	8,277,928
Short-Term Investments	–	217,845	–	217,845
Total Investments, at fair value	$–	$139,089,192	$–	$139,089,192
Other Financial Instruments+
Futures	11,363	–	–	11,363
Total Assets	$11,363	$139,089,192	$–	$139,100,555
Liabilities Table
Other Financial Instruments+
Futures	$(120,438)	$–	$–	$(120,438)
Total Liabilities	$(120,438)	$–	$–	$(120,438)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	120	09/28/18	$25,419,375	$(8,816)
U.S. Treasury Long Bond	3	09/19/18	435,000	2,431
U.S. Treasury Ultra 10-Year Note	58	09/19/18	7,437,594	(21,411)
			$33,291,969	$(27,796)
Short Contracts:
U.S. Treasury 10-Year Note	(145)	09/19/18	(17,427,187)	(89,667)
U.S. Treasury 5-Year Note	(3)	09/28/18	(340,852)	(544)
U.S. Treasury Ultra Long Bond	(62)	09/19/18	(9,892,875)	8,932
			$(27,660,914)	$(81,279)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of June 30, 2018 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$11,363
Total Asset Derivatives		$11,363

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$120,438
Total Liability Derivatives		$120,438

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $142,516,203.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$601,044
Gross Unrealized Depreciation	(4,137,130)

Net Unrealized Depreciation	$(3,536,086)

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 24.9%
		United States: 24.9%
858,236		Alternative Loan Trust 2004-32CB 2A2, 2.491%, (US0001M + 0.400%), 02/25/2035	$814,078	0.2
906,008		Alternative Loan Trust 2004-J7 MI, 3.111%, (US0001M + 1.020%), 10/25/2034	818,931	0.2
3,877,644		Alternative Loan Trust 2005-10CB 1A1, 2.591%, (US0001M + 0.500%), 05/25/2035	3,458,553	0.9
660,571		Alternative Loan Trust 2005-31 1A1, 2.371%, (US0001M + 0.280%), 08/25/2035	628,593	0.2
455,655		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	427,290	0.1
812,792		Alternative Loan Trust 2005-J2 1A12, 2.491%, (US0001M + 0.400%), 04/25/2035	719,682	0.2
504,844		Alternative Loan Trust 2006-19CB A12, 2.491%, (US0001M + 0.400%), 08/25/2036	368,921	0.1
1,011,912		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	771,943	0.2
716,010		Alternative Loan Trust 2007-18CB 1A7, 2.561%, (US0001M + 0.470%), 08/25/2037	454,964	0.1
1,958,465		Alternative Loan Trust 2007-OA4 A1, 2.261%, (US0001M + 0.170%), 05/25/2047	1,779,440	0.4
471,830	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 3.771%, 01/25/2036	452,163	0.1
353,218	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.781%, 05/25/2035	356,910	0.1
650,256	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.986%, 09/25/2035	621,354	0.2
2,323,880	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.500%, 11/25/2035	1,921,736	0.5
313,584	(2)	Bellemeade Re Ltd. 2015-1A M2, 6.391%, (US0001M + 4.300%), 07/25/2025	318,033	0.1
313,530	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.779%, 09/25/2036	298,605	0.1
226,188	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 3.885%, 02/25/2037	223,002	0.1
631,711	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.519%, 11/25/2034	630,704	0.2
876,840		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	740,809	0.2
693,594		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	598,913	0.1
638,855	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.901%, 03/25/2036	599,803	0.1
331,275	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.712%, 09/25/2037	320,914	0.1
1,301,457	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.681%, 08/25/2036	1,259,715	0.3
1,672,391		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,707,822	0.4
311,390		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	303,739	0.1
600,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	601,398	0.1
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,204,700	0.3
488,673	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 2.919%, 06/27/2037	494,751	0.1
3,736,293		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.365%, (US0001M + 0.280%), 08/19/2045	3,255,079	0.8
1,100,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.341%, (US0001M + 4.250%), 04/25/2029	1,250,766	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.541%, (US0001M + 4.450%), 01/25/2029	$3,343,768	0.8
900,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.741%, (US0001M + 3.650%), 09/25/2029	982,166	0.2
1,000,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.941%, (US0001M + 2.850%), 11/25/2029	1,041,967	0.3
900,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.291%, (US0001M + 2.200%), 01/25/2030	916,589	0.2
1,200,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.491%, (US0001M + 2.400%), 05/25/2030	1,226,086	0.3
1,500,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.591%, (US0001M + 2.500%), 05/25/2030	1,531,369	0.4
2,000,000		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.891%, (US0001M + 2.800%), 02/25/2030	2,084,078	0.5
1,500,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.241%, (US0001M + 2.150%), 10/25/2030	1,492,453	0.4
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.652%, (US0001M + 2.550%), 12/25/2030	1,000,453	0.2
3,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.791%, (US0001M + 4.700%), 04/25/2028	4,626,153	1.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.891%, (US0001M + 4.800%), 05/25/2028	585,771	0.1
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 7.091%, (US0001M + 5.000%), 12/25/2028	3,520,643	0.9
1,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.591%, (US0001M + 2.500%), 03/25/2030	1,237,610	0.3
2,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.441%, (US0001M + 2.350%), 04/25/2030	2,763,577	0.7
800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HRP1 B1, 6.691%, (US0001M + 4.600%), 12/25/2042	842,653	0.2
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 3.891%, (US0001M + 1.800%), 07/25/2030	1,083,063	0.3
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.391%, (US0001M + 2.300%), 09/25/2030	998,071	0.2
209,321	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 3.732%, 10/25/2035	180,121	0.0
625,011	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 3.729%, 01/25/2036	620,521	0.2
1,113,800		HarborView Mortgage Loan Trust 2006-14 2A1A, 2.235%, (US0001M + 0.150%), 01/25/2047	1,066,805	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,459,293		HarborView Mortgage Loan Trust 2007-5 A1A, 2.275%, (US0001M + 0.190%), 09/19/2037	$1,360,031	0.3
4,770,792		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.301%, (US0001M + 0.210%), 02/25/2046	4,049,088	1.0
497,866	(1),(2)	Jefferies Resecuritization Trust 2009-R6 1A2, 3.654%, 03/26/2036	489,025	0.1
1,500,000		JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 5.850%, 08/15/2046	1,560,996	0.4
899,396		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	806,231	0.2
274,832	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.702%, 05/25/2037	249,002	0.1
1,499,872		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	1,178,356	0.3
1,481,253	(1),(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.973%, 11/25/2048	1,455,337	0.4
1,481,253	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.973%, 11/25/2048	1,437,019	0.4
1,098,243	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.805%, 10/25/2048	1,066,788	0.3
996,818	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.805%, 10/25/2048	953,935	0.2
1,900,000	(1),(2)	JP Morgan Mortgage Trust 2018-6C B2, 4.013%, 12/25/2048	1,845,492	0.5
538,380		Lehman XS Trust Series 2005-5N 3A1B, 2.558%, (12MTA + 1.000%), 11/25/2035	547,447	0.1
250,269		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.471%, (US0001M + 0.380%), 08/25/2035	251,088	0.1
307,480		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	287,284	0.1
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.291%, (US0001M + 1.200%), 09/25/2035	862,855	0.2
278,602	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.821%, 03/25/2035	280,028	0.1
5,208,354	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	2,477,092	0.6
5,996,739	(1)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	3,560,178	0.9
800,000	(1),(2)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	798,352	0.2
431,470	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 3.712%, 10/20/2035	435,884	0.1
559,756	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 3.712%, 10/20/2035	558,941	0.1
2,090,006	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.359%, 09/25/2035	2,135,401	0.5
760,565		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.581%, (US0001M + 0.490%), 10/25/2045	763,673	0.2
574,559	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 3.399%, 12/25/2035	577,926	0.1
871,395	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 3.321%, 09/25/2036	848,731	0.2
548,328	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.059%, 11/25/2036	526,700	0.1
1,416,668	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.097%, 12/25/2036	1,355,763	0.3
828,254	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.101%, 12/25/2036	752,348	0.2
554,379	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.430%, 02/25/2037	543,934	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
867,496	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.389%, 02/25/2037	$844,699	0.2
590,548	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.438%, 12/25/2036	579,468	0.1
731,901		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	706,861	0.2
430,460		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	406,724	0.1
932,786		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	897,870	0.2
959,208		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.321%, (US0001M + 0.230%), 01/25/2047	882,131	0.2
347,380		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	329,392	0.1
758,751		Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/2036	765,644	0.2
275,275	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.190%, 04/25/2036	257,614	0.1
333,420	(1)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 4.323%, 05/25/2036	341,810	0.1
1,522,399	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.722%, 12/28/2037	1,487,123	0.4
61,509	(1),(2)	Wells Fargo Mortgage Backed Securities 2008-1R A1, 4.435%, 06/26/2035	62,130	0.0

	Total Collateralized Mortgage Obligations (Cost $97,717,155)		100,123,619	24.9

ASSET-BACKED SECURITIES: 37.2%
		United States: 37.2%
926,701	(2),(3)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	922,523	0.2
1,094,450	(1),(2),(4),(5),(6)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
2,434,191	(1),(2),(4),(5),(6)	American Homes 4 Rent 2015-SFR2 XS, 0.000%, 10/17/2045	–	–
2,000,000	(2)	Apidos CLO XVII 2014-17A D, 7.103%, (US0003M + 4.750%), 04/17/2026	1,999,948	0.5
2,850,000	(2)	Apidos CLO XVIII 2014-18A D, 7.562%, (US0003M + 5.200%), 07/22/2026	2,854,885	0.7
2,250,000	(2)	Apidos CLO XXIX 2018-29A B, 4.292%, (US0003M + 1.900%), 07/25/2030	2,249,946	0.6
500,000	(2)	Ares XXIX CLO Ltd. 2014-1A C, 5.853%, (US0003M + 3.500%), 04/17/2026	500,058	0.1
3,000,000	(2)	Ares XXVIII CLO Ltd. 2013-3A DR, 5.603%, (US0003M + 3.250%), 10/17/2024	3,000,357	0.8
900,000	(2)	Atrium CDO Corp. 12A CR, 4.012%, (US0003M + 1.650%), 04/22/2027	893,090	0.2
2,000,000	(2)	Babson CLO Ltd. 2018-3A C, 3.970%, (US0003M + 1.900%), 07/20/2029	1,999,952	0.5
491,997	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.005%, 10/25/2036	495,600	0.1
1,000,000	(2)	BlueMountain CLO 2013-3A DR, 5.259%, (US0003M + 2.900%), 10/29/2025	994,505	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
2,000,000	(2)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 5.009%, (US0003M + 2.650%), 04/20/2027	$1,982,316	0.5
1,800,000	(2)	BlueMountain CLO 2013-3A E, 6.959%, (US0003M + 4.600%), 10/29/2025	1,799,132	0.5
1,500,000	(2)	BlueMountain CLO 2013-4A DR, 5.498%, (US0003M + 3.150%), 04/15/2025	1,500,169	0.4
1,000,000	(2)	BlueMountain CLO 2015-1A D Ltd., 7.792%, (US0003M + 5.450%), 04/13/2027	1,000,284	0.3
3,000,000	(2)	Bowman Park CLO Ltd. 2014-1A E, 7.730%, (US0003M + 5.400%), 11/23/2025	2,999,949	0.7
3,200,000	(2)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.616%, (US0003M + 2.250%), 04/27/2027	3,175,248	0.8
2,500,000	(2)	Carlyle Global Market Strategies CLO 2014-3RA B Ltd., 3.988%, (US0003M + 1.900%), 07/27/2031	2,499,930	0.6
563,730	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	504,368	0.1
1,894,548	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	1,859,765	0.5
2,980,000	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	3,026,573	0.8
1,219,000	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	1,229,146	0.3
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.796%, (US0001M + 0.705%), 09/25/2035	2,397,682	0.6
3,000,000	(2)	Cumberland Park CLO Ltd. 2015-2A DR, 5.062%, (US0003M + 2.700%), 07/20/2028	2,974,650	0.7
500,000	(2)	Dorchester Park CLO Ltd. 2015-1A DR, 4.484%, (US0003M + 2.400%), 04/20/2028	500,487	0.1
1,190,167	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	1,158,186	0.3
2,500,000	(2)	Dryden 55 CLO Ltd. 2018-55A C, 3.941%, (US0003M + 1.900%), 04/15/2031	2,502,088	0.6
1,565,000	(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 5.348%, (US0003M + 3.000%), 10/15/2027	1,566,394	0.4
366,057	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	348,406	0.1
969,617	(1),(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	976,754	0.2
519,953	(2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	517,215	0.1
1,303,685	(2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	1,272,423	0.3
1,245,589	(2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	1,154,377	0.3
1,020,852	(2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	952,814	0.2
600,000	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	586,025	0.1
1,425,000		First NLC Trust 2005-2 M2, 2.611%, (US0001M + 0.520%), 09/25/2035	1,400,972	0.4
1,492,500	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,505,307	0.4
2,000,000	(2)	Galaxy XXIX CLO Ltd. 2018-29A D, 4.730%, (US0003M + 2.400%), 11/15/2026	1,999,942	0.5
3,726,410		GSAA Home Equity Trust 2006-14 A3A, 2.341%, (US0001M + 0.250%), 09/25/2036	2,279,414	0.6
1,344,643		GSAA Home Equity Trust 2007-1 1A1, 2.171%, (US0001M + 0.080%), 02/25/2037	717,632	0.2
1,285,220	(2)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	1,295,438	0.3
2,894,205	(2)	HERO Funding Trust 2016-3 A1, 3.080%, 09/20/2042	2,849,088	0.7

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
97,538		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 2.231%, (US0001M + 0.140%), 10/25/2036	$97,567	0.0
207,650		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 2.251%, (US0001M + 0.160%), 06/25/2036	207,705	0.1
850,000	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	852,057	0.2
1,000,000	(2)	LCM L.P. 17A E, 7.098%, (US0003M + 4.750%), 10/15/2026	999,224	0.3
2,000,000	(2)	LCM XIV L.P. 14A CR, 4.250%, (US0003M + 1.850%), 07/20/2031	1,999,928	0.5
2,500,000	(2)	Madison Park Funding XIII Ltd. 2014-13A DR2, 5.205%, (US0003M + 2.850%), 04/19/2030	2,484,385	0.6
2,000,000	(2)	Magnetite XV Ltd. 2015-15A CR, 3.882%, (US0003M + 1.800%), 07/25/2031	2,000,000	0.5
1,000,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	966,945	0.2
1,199,407	(1),(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,157,785	0.3
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.803%, 09/25/2057	1,750,981	0.4
1,285,913	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,291,034	0.3
2,000,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/20/2044	1,999,310	0.5
1,261,740	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 09/20/2042	1,254,561	0.3
1,000,000	(2)	Neuberger Berman CLO XVI-S Ltd. 2017-16SA D, 4.848%, (US0003M + 2.500%), 01/15/2028	991,688	0.3
3,000,000	(2),(7)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 7.559% (US0003M +5.200%), 7.559%, (US0003M + 5.200%), 04/20/2027	2,975,334	0.7
3,000,000	(2)	Octagon Investment Partners XVI Ltd. 2013-1A D, 5.703%, (US0003M + 3.350%), 07/17/2025	3,000,354	0.7
1,080,000	(2)	Oscar US Funding Trust II 2015-1A A4, 2.440%, 06/15/2022	1,077,021	0.3
1,250,000	(2)	Palmer Square CLO 2013-2A CR Ltd., 5.953%, (US0003M + 3.600%), 10/17/2027	1,254,908	0.3
1,300,000	(2)	Palmer Square CLO 2014-1A BR2 Ltd., 4.203%, (US0003M + 1.850%), 01/17/2031	1,296,229	0.3
2,900,000	(2)	Palmer Square Loan Funding 2017-1A D Ltd., 7.198%, (US0003M + 4.850%), 10/15/2025	2,839,245	0.7
2,750,000	(2)	Palmer Square Loan Funding 2018-1A D Ltd., 6.173%, (US0003M + 3.950%), 04/15/2026	2,717,259	0.7
2,500,000	(2)	Palmer Square Loan Funding 2018-1A E Ltd., 8.123%, (US0003M + 5.900%), 04/15/2026	2,497,855	0.6
486,951	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.166%, 01/25/2036	482,497	0.1
3,800,000	(2)	Progress Residential 2015-SFR3 C, 4.327%, 11/12/2032	3,835,296	1.0
1,897,000	(2)	Recette CLO Ltd. 2015-1A DR, 5.109%, (US0003M + 2.750%), 10/20/2027	1,886,625	0.5
1,400,000	(2)	Recette Clo Ltd. 2015-1A E, 8.059%, (US0003M + 5.700%), 10/20/2027	1,406,034	0.4
1,200,000	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,250,224	0.3
2,050,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,018,356	0.5
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,540,556	0.6
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	939,458	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
4,000,000	(1),(2)	SoFi Consumer Loan Program 2016-3 B, 4.490%, 12/26/2025	$4,075,206	1.0
900,000	(2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	893,975	0.2
1,900,000	(2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	1,877,748	0.5
850,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	847,852	0.2
2,800,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,793,616	0.7
917,769	(2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	905,970	0.2
505,508	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	504,333	0.1
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,579,253	0.4
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,162,941	0.8
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,512,592	0.4
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,229,036	0.3
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,223,141	0.3
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	980,254	0.2
352,863	(2)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	352,772	0.1
603,899		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 2.261%, (US0001M + 0.170%), 12/25/2036	591,742	0.2
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,129,636	0.3
800,000	(2)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	797,564	0.2
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 5.626%, (US0003M + 1.950%), 07/18/2031	1,999,774	0.5
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.359%, 11/25/2057	1,143,889	0.3
1,200,000	(1),(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,197,405	0.3
500,000	(1),(2)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	464,848	0.1
3,000,000	(2)	Venture XX CLO Ltd. 2015-20A CR, 4.248%, (US0003M + 1.900%), 04/15/2027	2,955,819	0.7
990,099		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.261%, (US0001M + 0.170%), 07/25/2047	720,798	0.2

	Total Asset-Backed Securities (Cost $149,520,136)		149,453,623	37.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 29.9%
		United States: 29.9%
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,852,507	1.0
5,680,000	(1),(2),(6)	BANK 2017-BNK4 XE, 1.633%, 05/15/2050	567,801	0.1
14,100,000	(1),(2),(6)	BANK 2017-BNK8 XE, 1.411%, 11/15/2050	1,378,212	0.3
2,000,000	(2)	BANK 2018-BNK12 D, 3.000%, 05/15/2061	1,550,699	0.4
9,363,500	(1),(2),(6)	BANK 2018-BNK12 XD, 1.554%, 05/15/2061	1,099,977	0.3
51,500,000	(1),(2),(6)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	764,754	0.2
2,000,000	(1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 6.022%, 02/13/2042	2,051,956	0.5
1,840,000	(1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.911%, 04/12/2038	1,899,294	0.5

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
2,257,000	(1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.911%, 04/12/2038	$2,327,509	0.6
45,484,000	(1),(6)	BMARK 2018-B4 XA, 0.697%, 07/15/2051	1,805,847	0.5
8,000,000	(1),(2),(6)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	1,095,357	0.3
1,000,000	(2)	BXMT 2017-FL1 C Ltd., 4.023%, (US0001M + 1.950%), 06/15/2035	1,002,556	0.3
2,000,000	(2)	BXMT 2017-FL1 D Ltd., 4.773%, (US0001M + 2.700%), 06/15/2035	2,007,470	0.5
11,964,018	(1),(6)	Citigroup Commercial Mortgage Trust 2016-C3 XA, 1.336%, 11/15/2049	816,437	0.2
660,617		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	683,871	0.2
22,646,758	(1),(6)	COMM 2012-CR3 XA, 2.038%, 10/15/2045	1,476,333	0.4
9,364,060	(1),(6)	COMM 2012-CR5 XA, 1.696%, 12/10/2045	521,950	0.1
13,920,000	(1),(2),(6)	COMM 2014-CR21 XE, 1.562%, 12/10/2047	1,020,168	0.3
979,299	(1)	Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/2038	988,862	0.2
14,847,676	(1),(6)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 1.038%, 09/15/2050	704,981	0.2
1,500,000	(2)	DBGS 2018-BIOD E Mortgage Trust, 3.600%, (US0001M + 1.700%), 05/15/2035	1,488,802	0.4
920,543	(1),(2),(6)	DBUBS 2011-LC1A XA, 0.904%, 11/10/2046	11,777	0.0
4,874,000	(1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.385%, 09/10/2049	3,464,063	0.9
660,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.635%, 09/10/2049	555,347	0.1
5,500,000	(2)	Exantas Capital Corp. 2018-RSO6 D Ltd., 4.461%, (US0001M + 2.500%), 06/15/2035	5,499,997	1.4
6,667,763	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/2020	549,932	0.1
27,740,000	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K011 X3, 2.664%, 12/25/2043	1,575,152	0.4
34,915,394	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.324%, 02/25/2042	2,964,320	0.7
31,392,563	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X1, 1.672%, 10/25/2021	1,264,125	0.3
39,680,000	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X3, 2.665%, 11/25/2041	3,093,060	0.8
31,400,000	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	2,573,968	0.6
8,050,000	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.104%, 11/25/2042	867,903	0.2
20,330,705	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.969%, 01/25/2026	3,005,897	0.7
160,388,405	(2),(6)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	709,526	0.2
149,082,442	(2),(6)	FREMF Mortgage Trust 2013.K29 X2B, 0.125%, 05/25/2046	753,493	0.2
101,604,145	(1),(2),(6)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.821%, 03/10/2044	1,502,776	0.4
1,000,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	954,769	0.2
1,100,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	994,847	0.2
3,422,460	(1),(2),(6)	GS Mortgage Securities Trust 2011-GC5 XA, 1.516%, 08/10/2044	115,656	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
1,120,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	$913,125	0.2
1,500,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 E, 3.924%, 11/10/2049	1,070,449	0.3
1,800,000	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-LAQ D, 4.100%, (US0001M + 2.100%), 06/15/2032	1,802,262	0.4
820,000	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-LAQ E, 5.000%, (US0001M + 3.000%), 06/15/2032	821,272	0.2
19,236,760	(1),(2),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.150%, 02/15/2046	412,350	0.1
3,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.260%, 12/15/2047	2,817,494	0.7
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.137%, 01/15/2046	1,412,141	0.4
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,912,210	1.0
22,670,519	(1),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.238%, 07/15/2047	770,659	0.2
1,000,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.253%, 11/15/2045	997,848	0.2
2,422,584	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/2047	2,397,335	0.6
46,979,000	(1),(2),(6)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	1,268,635	0.3
2,000,000	(1)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	1,960,454	0.5
24,153,688	(1),(2),(6)	LCCM 2017-LC26 XA, 1.689%, 07/12/2050	2,319,829	0.6
1,933,404	(1),(2)	Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/2041	1,933,457	0.5
170,000	(1)	Morgan Stanley Capital I Trust 2005-T19 D, 5.289%, 06/12/2047	172,613	0.0
2,000,000	(1),(2)	Morgan Stanley Capital I Trust 2005-T19 G, 5.784%, 06/12/2047	1,970,122	0.5
300,000	(1),(2)	Morgan Stanley Capital I Trust 2011-C1 E, 5.599%, 09/15/2047	309,759	0.1
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,120,688	0.5
15,555,000	(1),(2),(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.640%, 12/15/2050	1,904,579	0.5
678,745	(2)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/2049	669,603	0.2
1,000,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.614%, 08/15/2047	978,878	0.2
4,660,000	(2)	PFP 2017-4 E Ltd., 6.923%, (US0001M + 4.850%), 07/14/2035	4,808,910	1.2
7,706,253	(1),(6)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.284%, 12/15/2047	406,556	0.1
4,227,351	(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	2,728,217	0.7
16,657,000	(1),(2),(6)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.396%, 09/15/2058	1,301,864	0.3
16,657,000	(1),(2),(6)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.396%, 09/15/2058	1,262,636	0.3
7,790,000	(1),(2),(6)	Wells Fargo Commercial Mortgage Trust 2016-C37 XEF, 1.600%, 12/15/2049	849,070	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
9,708,094	(1),(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.704%, 01/15/2059	$748,529	0.2
35,112,362	(1),(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.139%, 10/15/2050	2,324,091	0.6
10,343,000	(1),(2),(6)	Wells Fargo Commercial Mortgage Trust 2017-C42 XE, 1.300%, 12/15/2050	993,271	0.2
2,500,000	(2)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 4.230%, (US0001M + 2.157%), 12/15/2036	2,494,944	0.6
40,000,000	(1),(2),(6)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.998%, 06/15/2051	2,650,160	0.7
2,110,000	(2),(5),(8)	Wells Fargo Re-REMIC Trust 2013-FRR1 B706, 0.000%, 12/27/2043	2,057,665	0.5
2,000,000	(2),(5),(8)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	1,548,702	0.4
41,321,587	(1),(2),(6)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.721%, 12/15/2045	2,302,703	0.6
1,410,723	(1),(2),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.416%, 03/15/2048	66,806	0.0
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.469%, 11/15/2047	974,853	0.2

	Total Commercial Mortgage-Backed Securities (Cost $118,963,708)		120,016,690	29.9

	Total Long-Term Investments (Cost $366,200,999)		369,593,932	92.0

SHORT-TERM INVESTMENTS: 8.6%
		Commercial Paper: 8.6%
2,100,000		Berkshire Hathaway Energy Co., 2.730%, 07/05/2018	2,099,215	0.5
3,801,000		Concord MI, 2.960%, 07/02/2018	3,800,384	0.9
3,000,000		Consolidated Edison, Inc., 2.580%, 07/06/2018	2,998,728	0.8
2,700,000		Consolidated Edison, Inc., 3.300%, 07/02/2018	2,699,512	0.7
1,700,000		Du Pont, 3.380%, 07/02/2018	1,699,685	0.4
3,252,000		General Mills Inc., 2.730%, 07/05/2018	3,250,783	0.8
2,499,000		Harley Davidson, 2.550%, 07/09/2018	2,497,428	0.6
3,300,000		HP Inc, 2.920%, 07/02/2018	3,299,472	0.8
4,002,000		Johnson CTLS I, 3.280%, 07/02/2018	4,001,281	1.0
1,311,000		Kellogg Co Dis, 3.020%, 07/03/2018	1,310,674	0.3
2,000,000		McDonald's Corp., 2.540%, 07/10/2018	1,998,610	0.5
2,500,000		Medtronic, 3.300%, 07/02/2018	2,499,548	0.6
1,000,000		Tyson Food, 2.560%, 07/09/2018	999,370	0.3
700,000		Vodafone, 2.560%, 09/04/2018	696,778	0.2
892,000		Waste Mgmt, 2.540%, 07/10/2018	891,380	0.2
			34,742,848	8.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
18,000	(9) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.810% (Cost $18,000)	18,000	0.0

	Total Short-Term Investments (Cost $34,766,145)	34,760,848	8.6

	Total Investments in Securities (Cost $400,967,144)	$404,354,780	100.6
	Liabilities in Excess of Other Assets	(2,570,484)	(0.6)
	Net Assets	$401,784,296	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of June 30, 2018.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2018.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2018.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Settlement is on a when-issued or delayed-delivery basis.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Rate shown is the 7-day yield as of June 30, 2018.

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Sector Diversification	Percentage of Net Assets
Commercial Mortgage-Backed Securities	29.9%
Other Asset-Backed Securities	27.5
Collateralized Mortgage Obligations	24.9
Student Loan Asset-Backed Securities	7.0
Home Equity Asset-Backed Securities	1.7
Automobile Asset-Backed Securities	1.0
Short-Term Investments	8.6
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$100,123,619	$–	$100,123,619
Asset-Backed Securities	–	149,453,623	–	149,453,623
Commercial Mortgage-Backed Securities	–	120,016,690	–	120,016,690
Short-Term Investments	18,000	34,742,848	–	34,760,848
Total Investments, at fair value	$18,000	$404,336,780	$–	$404,354,780
Other Financial Instruments+
Futures	42,078	–	–	42,078
Total Assets	$60,078	$404,336,780	$–	$404,396,858
Liabilities Table
Other Financial Instruments+
Futures	$(291,824)	$–	$–	$(291,824)
Total Liabilities	$(291,824)	$–	$–	$(291,824)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2018, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	36	09/19/18	$4,326,750	$25,118

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2018 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond	141	09/19/18	$20,445,000	$(38,792)
U.S. Treasury Ultra 10-Year Note	334	09/19/18	42,830,281	(151,518)
U.S. Treasury Ultra Long Bond	79	09/19/18	12,605,438	(23,763)
			$80,207,469	$(188,955)
Short Contracts:
U.S. Treasury 2-Year Note	(259)	09/28/18	(54,863,485)	16,960
U.S. Treasury 5-Year Note	(453)	09/28/18	(51,468,586)	(77,751)
			$(106,332,071)	$(60,791)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$42,078
Total Asset Derivatives		$42,078

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$291,824
Total Liability Derivatives		$291,824

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $400,987,694.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,702,127
Gross Unrealized Depreciation	(3,584,787)

Net Unrealized Appreciation	$3,117,340

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	August 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 24, 2018